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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038
                  ---------------------------------------------

                           Clearwater Investment Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard T. Holm, Esq.
                                  Legal Counsel
                           Fiduciary Counselling, Inc.
                  2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                               Timothy Silva, Esq.
                   Wilmer Cutler Pickering Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
    ------------------------------------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

Date of fiscal year end:  December 31, 2004

Date of reporting period:  June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.







                                 [LOGO OMITTED]



                                   CLEARWATER

                                INVESTMENT TRUST







                             CLEARWATER GROWTH FUND


                           CLEARWATER SMALL CAP FUND


                        CLEARWATER TAX-EXEMPT BOND FUND








                                SEMIANNUAL REPORT
                               ------------------
                                  June 30, 2004

                           Clearwater Investment Trust


                                   August 2004



To: Our Unit Holders:

On June 30, 2004 the net asset value of the Clearwater Growth Fund was $23.48 per unit. The net asset Value of the Clearwater Small Cap Fund was $19.67 per unit. On a total return basis for 2004, the Clearwater Growth Fund increased by 3.6% and the Clearwater Small Cap Fund increased by 7.2%. For comparative purposes, the Russell 1000 increased by 3.3% and the Russell 2000 increased by 6.8%. For the second quarter, the Clearwater Growth Fund increased by 1.7% and the Clearwater Small Cap Fund decreased by 1.1%. The Russell 1000 increased by 1.4% and the Russell 2000 increased 0.5%.

On June 30, 2004 the net asset value of the Clearwater Tax Exempt Bond Fund was $10.00 per unit. On a total return basis for 2004 the fund increased 1.3% with a second quarter return of -0.4%. For comparative purposes, the Lehman 5-Year Municipal Bond Index decreased 0.9% in the first half of the year with a 2.1% decrease in the second quarter.


Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments about the first half and the outlook for the balance of 2004:


          The first half of 2004 saw lackadaisical performance by U.S. equity markets with the result that the S&P 500 index was up a mere 3.4% year-to-date. The economy continued to heat up, with first quarter GDP growth up a better-than-expected 4.4% and consumer confidence hitting a two-year high in June. However, an imminent Fed rate hike and
          surging  oil  prices  due  to  terrorist   actions  in  Iraq  tempered
          prospects.

          The lack of leadership by style or size is also indicative of a market in limbo. Large cap growth stocks fared slightly better than large cap value stocks this past quarter (S&P Barra Growth Index, +2.7% vs. S&P Barra Value Index, +0.8%), and small cap stocks finished mixed for the quarter (S&P Small cap 600 Index up 3.6%, Russell 2000 Index up 0.5%). Energy was one of the top performing sectors, +7.6%, as crude oil futures hit a record $42.38/barrel. The manufacturing sector was also a top performer this quarter, +8.5%, as the US industrial production index had its largest monthly increase in six years. The worst performing sectors were the interest-rate sensitive financials, -2.4%, and utilities, -1.3%.

         (Parametric cont.)



          The Russell 1000 Index was up 3.3% during the first half of 2004. The Clearwater Growth Fund, which has a current annualized predicted tracking error of 0.5%, was up 3.6% during the same time frame. Since we started sub-advising the fund in November 1997, the portfolio has performed well within its target and has returned an annualized return of 5.3% against 5.0% for the Russell 1000 index.

----------------------------------------- --------------------------------------
                                          Year to date Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                  3.3%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                    3.6%
----------------------------------------- --------------------------------------



          Looking forward, the Clearwater Growth fund is broadly diversified and continues to be sector neutral relative to the Russell 1000 index. Though the Fed has made clear its intent to systematically tighten at a "measured" pace, the equity markets seem relatively undaunted by the news at the moment. Also a statistical dead heat in the presidential race seems not to provide much impetus to the stock market. Regardless of how rising interest rates affect stocks or who takes the lead in the election, the Clearwater Fund is well positioned to participate with the market in a tax-efficient manner.





Kennedy Capital Management, the sub-advisor for the Clearwater Small Cap Fund, made the following comments:



          The small cap market performance has continued its positive momentum in the first six months of 2004. Despite the manifestation of new fears of inflation, terrorism, and a further weakening dollar, earnings growth has continued to attract investors to small cap stocks. The result has been a beneficial environment for the Clearwater Small Cap Fund. The performance for the portfolio was 7.2% versus 6.8% for the Russell 2000 for the first six months of 2004.

          The sector weightings for the Clearwater Small Cap Fund have experienced material changes over the last six months. Currently, the fund is under-weighted in the Technology sector for the first time in many quarters. In addition, a recent overweight in Consumer Discretionary stocks has changed to an under-weight. We increased our positions in the Material, Processing, and Health Care sectors. Energy and Autos and Transportation remain over-weighted, as they were in the second half of last year. Financial Service remains an under-weighted sector. Looking back on the last six months, the fund benefited from stock selection in the Retail, Steel and Shipping sectors. We continue to be over-weighted in both Material and Processing and Energy sectors because we think the prospects for improving fundamentals and solid valuations remain attractive.

          Technology has been the most difficult area for stock selection, especially in the second quarter. The seasonal slowdown for the sector beginning in the summer, along with a great deal of nervousness regarding the longevity of this cycle created a time of heavy volatility. We expect investor expectations for the market to remain low for the rest of the summer as everyone awaits the seasonal upswing in consumer and corporate activity at year end.

          With rising interest rates, an upcoming presidential election, and an uncertain domestic security situation, many investors are heading to the sidelines in both the Technology and Consumer Discretionary sectors. We have opted to wait for valuations to become more attractive in both areas before becoming net buyers again. We continue to think that opportunities will develop, because of the solid underpinnings of economic performance being seen, but we want to be careful. The consumer has carried the day in both sectors for much of the last three years and signs of a "tired" consumer are worrisome.


Portfolio Characteristics
Clearwater vs. Russell 2000
6/29/2004
                                         Clearwater               Russell 2000
                                               Data                       Data
   Market Value                         172,738,806                933,902,628
   Number of Positions                          111                      1,903
   % of Top 10 Positions                       18.9                        2.5
   % Cash Weight                               4.65                         --
   Trailing P/E (from operations)              15.4                       18.4
   FY1 P/E                                     16.0                       22.2
   FY2 P/E                                     12.8                       17.1
   Price/Book                                  1.83                       2.07
   Price/Sales                                 0.90                       0.99
   Dividend Yield                              0.78                       0.99



          Since the spring of 2003, the Russell 2000 has exhibited spectacular performance. It has been interesting to watch many investors rush into "hot" sectors in order to capture attention grabbing short-term performance (as evidenced by some incredible twelve month runs in many growth segments of the market). However, the fiscal tax cuts and monetary stimulus, which have set the stage for investment performance, appear to be coming to an end.

          As we enter the second half of 2004, we believe a new small cap investment cycle is beginning. The key will be careful stock selection. We think the Clearwater Small Cap Fund is positioned advantageously to capture continued solid investment performance based on the characteristics of the stocks in the portfolio. Not only will valuation be an important consideration for stock selection, but pricing power and accelerating return potential will be the keys to generating increasing earnings and cash flow to support rising stock prices in the future.


SIT Investment Associates

SIT Investment, the sub-advisor for the Clearwater Tax Exempt Bond Fund, made the following comments on the first half and the outlook for balance of 2004:


          The fixed income markets experienced a difficult and volatile first half of the year, with performance being especially weak in municipals, corporates and Treasuries. Rates rose across the yield curve, with the rise in short rates outpacing the rise in long rates, as expectations of considerable tightening by the Fed over the next 12 to 24 months took hold in the market. The Fed began this sequence of tightening with a 25 basis point increase to the federal funds rate on June 30. Solid growth in the economy and percolating inflation support this expectation, particularly given the historically low level of real interest rates we have today. We expect tightening to continue at a measured pace through the middle or latter part of next year, with the federal funds reaching and perhaps exceeding 3.00%, up from its current level of 1.25%.


          After strong relative performance in 2003, we expect revenue bonds to continue to be strong performers in 2004. Two of the strongest revenue bond sectors for the first half of 2004 have been healthcare and housing, both of which the Fund emphasizes. General obligation bond performance has improved on a relative basis, as many states, including California, have, with the help of the improving economy, adequately addressed their budget problems. The Fund's performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, helped by its shorter duration as well as its use of non-rated revenue bonds, both of which help total return performance in a weak bond market.

          The economy has continued to rebound from its very bumpy performance over the past few years, with exceptional growth in the second half of 2003 and solid growth in the first half of 2004. We expect solid growth throughout 2004, with the first half probably being the stronger of the two. Now that the recovery has taken hold, absent another economic shock or terrorist event, interest rates are likely to continue to rise. Intermediate and long rates moved faster early on, but now that the Fed has commenced its tightening cycle, short to intermediate rates are likely to rise faster than long rates. Given this expectation, we maintained the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, at a relatively short 3.5 years at June 30, up slightly from 3.4 years at the beginning of the year, without a significant decrease in yield. For comparison, the Fund's benchmark, the Lehman 5-Year Index, had a duration of 4.2 years at June 30, 2004. The Fund's shorter duration and its use of non-rated bonds have positioned it defensively for the rise in interest rates that we expect in 2004 and 2005. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-15 year range.




Clearwater Investment Trust              Clearwater Management Company
---------------------------              -----------------------------
P.W. Pascoe, President and CEO           P.W. Pascoe, Chairman and Treasurer
L.R. Jones                               W.T. Weyerhaeuser, V.P. and Secretary
L.H. King                                S.B. Carr, Jr.
C.W. Rasmussen                           W.J. Driscoll
L.   Rasmussen                           E.D. Hlavka
F.T. Weyerhaeuser                        C.W. Morley
                                         F.W. Piasecki
                                         D.C. Titcomb G.H.
                                         G.H. Weyerhaeuser, Jr.


Proxy Voting Policies and Procedures


The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling the Transfer Agent toll free at 1-888-288-0935 or by sending a written request to:Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent.

                           CLEARWATER INVESTMENT TRUST
                       Statement of Assets and Liabilities
                            June 30, 2004 (unaudited)

                                                                Growth             Small Cap            Tax-Exempt
                        Assets                                   Fund                 Fund               Bond Fund
                                                           -----------------   -------------------   ------------------
Investments in securities, at market value
    (identified cost: $96,743,176 Growth Fund;
    $145,017,328 Small Cap Fund; $149,706,688
    Tax-Exempt Bond Fund)                               $       169,053,976           173,574,665          148,597,536
Receivable for investment securities sold                                 0             1,402,957                    0
Accrued dividend and interest receivable                            183,021               123,433            2,404,049
                                                           -----------------   -------------------   ------------------
                Total assets                                    169,236,997           175,101,055          151,001,585
                                                           -----------------   -------------------   ------------------
                     Liabilities
Payables for investment securities purchased                              0             1,820,473              900,545
Payables for investment shares redeemed                              58,800                56,500              236,124
Accrued investment advisory fee                                     150,970               485,276              182,958
                                                           -----------------   -------------------   ------------------
                Total liabilities                                   209,770             2,362,249            1,319,627
                                                           -----------------   -------------------   ------------------
                Net assets                              $       169,027,227           172,738,806          149,681,958
                                                           =================   ===================   ==================
                       Capital
Capital stock and additional paid-in capital
    (authorized unlimited number of shares at no
    par value for each Fund: outstanding
    7,199,893; 8,781,748; and 14,960,836
    shares, respectively)                               $       102,603,028           125,121,237          151,158,023
Undistributed net investment income                               1,039,239              (440,973)                 (26)
Accumulated net realized gain (loss)                             (6,925,840)           19,501,205             (366,887)
Unrealized appreciation of investments                           72,310,800            28,557,337           (1,109,152)
                                                           -----------------   -------------------   ------------------
                Net assets                              $       169,027,227           172,738,806          149,681,958
                                                           =================   ===================   ==================
Net asset value per share of outstanding
    capital stock                                       $             23.48                 19.67                10.00
                                                           =================   ===================   ==================








See accompanying notes to financial statements         1


                           CLEARWATER INVESTMENT TRUST
                             Statement of Operations
               for the six months ended June 30, 2004 (unaudited)

                                                                        Growth            Small Cap           Tax-Exempt
                                                                         Fund                Fund             Bond Fund
                                                                   -----------------   -----------------   -----------------
Investment income:
    Income:
       Dividends (net of foreign taxes withheld
          of $2,206, $1,422, and $0, respectively)              $         1,322,281             514,290              43,354
       Interest                                                               4,592              34,005           3,915,639
                                                                   -----------------   -----------------   -----------------
                Total income                                              1,326,873             548,295           3,958,993
    Expenses (note 6):
       Investment advisory fee                                              361,177           1,056,836             431,751
       Voluntary fee reduction                                              (56,003)            (67,568)            (50,739)
                                                                   -----------------   -----------------   -----------------
                Total expenses                                              305,174             989,268             381,012
                                                                   -----------------   -----------------   -----------------
                Net investment income (loss)                              1,021,699            (440,973)          3,577,981
                                                                   -----------------   -----------------   -----------------
Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions                        46,900          19,331,215             (65,025)
    Unrealized appreciation (depreciation) during the period              4,586,208          (8,202,419)         (1,598,096)
                                                                   -----------------   -----------------   -----------------
                Net gain (loss) on investments                            4,633,108          11,128,796          (1,663,121)
                                                                   -----------------   -----------------   -----------------
                Net increase (decrease) in net
                  assets from operations                        $         5,654,807          10,687,823           1,914,860
                                                                   =================   =================   =================








See accompanying notes to financial statements         2



                           CLEARWATER INVESTMENT TRUST
                       Statements of Changes in Net Assets
               for the six months ended June 30, 2004 (unaudited)
                      and the year ended December 31, 2003

                                                Growth Fund               Small Cap Fund           Tax-Exempt Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                          6/30/2004    12/31/2003     6/30/2004    12/31/2003     6/30/2004    12/31/2003
---------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (loss)        $   1,021,699     1,740,932      (440,973)     (127,931)    3,577,981     5,973,216
   Net realized gain (loss) on investments    46,900     1,841,074    19,331,215    18,725,287       (65,025)     (301,762)
   Unrealized appreciation (depreciation)
     during the period                     4,586,208    30,290,564    (8,202,419)   31,770,408    (1,598,096)   (1,045,651)
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in  net assets
           from operations                 5,654,807    33,872,570    10,687,823    50,367,764     1,914,860     4,625,803

Distributions to shareholders from:
   Net investment income                           0    (1,737,588)            0             0    (3,578,007)   (5,973,216)
   Net realized gain on investments                0             0             0   (16,709,577)            0        (1,988)
---------------------------------------------------------------------------------------------------------------------------
         Total distributions to shareholders       0    (1,737,588)            0   (16,709,577)   (3,578,007)   (5,975,204)

Capital share transactions (note 4):
   Proceeds from shares sold              13,285,730    24,748,105    24,562,432    25,997,370    15,862,730    45,438,858
   Reinvestment of distributions from net
     investment income and gain                    0     1,737,588             0    16,709,577     3,578,007     3,533,564
   Payments for shares redeemed             (373,800)  (12,140,685)     (600,753)  (15,767,547)   (2,576,536)   (5,047,371)
   Increase (decrease) in net assets from capital
     shares transactions                  12,911,930    14,345,008    23,961,679    26,939,400    16,864,201    43,925,051
---------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net 18,566,737    46,479,990    34,649,502    60,597,587    15,201,054    42,575,650
           assets

Net assets:
   At the beginning of the period        150,460,490   103,980,500   138,089,304    77,491,717   134,480,904    91,905,254
---------------------------------------------------------------------------------------------------------------------------
   At the end of the period            $ 169,027,227   150,460,490   172,738,806   138,089,304   149,681,958   134,480,904
-----------------------------------------============--============--============--============--============--============
   Undistributed net income            $   1,039,239        17,539      (440,973)            0           (26)            0
-----------------------------------------============--============--============--============--============--============









See accompanying notes to financial statements         3




                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004




(1)  Organization

     Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital. The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains. The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index. The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2) Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

               Investments in Securities

               Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board. In instances in which pricing data is not available, securities have stopped trading, there are a wide price fluctuations which cannot be verified, or inaccurate pricing data is received, the Custodian (State Street, Kansas City) will notify


                                        4                           (Continued)

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004


               the Manager, Accounting or the Manager, Legal Advisory Services of the Trust's transfer agent, or their designee (FCI). Thereafter, FCI and the Fund's subabviser will employ what they believe to be a reasonable approach in determining the true market value of the security. With respect to an extraordinary market event occurring between the time the last "current" market quotation was available for a security in a Fund's portfolio and the time the Fund's net asset value is determined, which event calls into doubt whether the earlier market quotation represents fair value at the time the Fund's net asset value is determined, FCI will immediately consult with the Fund's subadviser to determine what price for valuation would be prudent. As of the date of these financial statements one security held by the Clearwater Small cap Fund was being priced on a Fair Value basis. That security was the Del Global Technologies Corporation zero coupon bond maturing March 28, 2007. This security was received as part of a class action litigation settlement.

               Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

               Federal   Taxes

               The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

               Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.


               Distributions to Shareholders

               Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

               Use of Estimates

               The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                                        5                           (Continued)

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004



(3)  Investment Security Transactions

     Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2004 were as follows:

                                                Purchases             Sales
                                          ------------------  ------------------
     Clearwater Growth Fund             $     13,226,405              189,056
     Clearwater Small Cap Fund                86,506,384           68,059,763
     Clearwater Tax-Exempt Bond Fund          40,131,037           22,084,713


(4)  Capital Share Transactions

     Transactions in shares of each fund for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                  Clearwater Growth Fund               Clearwater Small Cap Fund
                                           -------------------------------------  ------------------------------------
                                               June 30,         December 31,          June 30,         December 31,
                                                 2004               2003                2004               2003
                                           -----------------  ------------------  -----------------  -----------------
Sold                                             575,191           1,311,323          1,285,783          1,698,057
Issued for reinvested distributions                  --               76,681                --             910,603
Redeemed                                         (15,937)           (622,550)           (31,071)          (993,290)
                                           -----------------  ------------------  -----------------  -----------------
Increase (decrease)                              559,254             765,454          1,254,712          1,615,370
                                           =================  ==================  =================  =================

                                                  Clearwater Tax-Exempt
                                                        Bond Fund
                                           -------------------------------------
                                               June 30,       December 31,
                                                 2004               2003
                                           -----------------  ------------------
Sold                                           1,566,098           4,469,913
Issued for reinvested distributions              354,645             348,195
Redeemed                                        (254,977)           (495,017)
                                           -----------------  ------------------
                 Increase                      1,665,766           4,323,091
                                           =================  ==================


(5)    Capital Loss Carry-Over

       For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,972,739 and $301,862, respectively, at December 31, 2003, which, if not offset by subsequent capital gains, will expire as follows:

                             Clearwater               Clearwater Tax-              Year of
                            Growth Fund               Exempt Bond Fund            Expiration
                        ---------------------    ------------------------   ----------------------
                     $         6,972,739                           --                2010
                                      --                      301,862                2011
                        ---------------------    -------------------------
Total                $         6,972,739                      301,862
                        =====================    =========================

                                        6                           (Continued)

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004



(6)    Expenses and Related Party Transactions

       The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. Effective July 1, 2002 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 Clearwater Management Company voluntarily reduced the fees paid by the funds to 0.37%, 1.20%, and 0.50%, respectively. This voluntary fee reduction may be rescinded at any time.

       The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                        7                           (Continued)

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004
(7)    Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

                                                                                        Year ended December 31,
                                                                    ----------------------------------------------------------------
                                                        June 30,
                    Clearwater Growth Fund                2004         2003         2002         2001         2000         1999
-----------------------------------------------------  ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of year                    $   22.66        17.70        23.07        26.86        31.94        25.92
Income from investment operations:
              Net investment income (loss)                 0.15         0.27         0.23         0.19         0.16         0.11
              Net realized and unrealized gain (loss)      0.67         4.95        (5.37)       (3.73)       (0.87)        6.18
                                                       ------------ ------------ ------------ ------------ ------------ ------------
                          Total from investment
                                      operations           0.82         5.22        (5.14)       (3.54)       (0.71)        6.29
                                                       ------------ ------------ ------------ ------------ ------------ ------------
Less distributions:
              Dividends from net investment income          --         (0.26)       (0.23)       (0.20)       (0.17)        (0.14)
              Distributions from net realized gains         --           --           --         (0.05)       (4.20)        (0.13)
                                                       ------------ ------------ ------------ ------------ ------------ ------------
                          Total distributions               --         (0.26)       (0.23)       (0.25)       (4.37)        (0.27)
                                                       ------------ ------------ ------------ ------------ ------------ ------------
Net asset value, end of year                          $   23.48        22.66        17.70        23.07        26.86         31.94
                                                       ============ ============ ============ ============ ============ ============
Total return (a)                                           3.6%        29.5%       (22.3)%      (13.2)%       (2.0)%        24.3%
Net assets, end of year (000s omitted)                $ 169,027      150,460      103,981      132,792      154,811       169,913
Ratio of expenses to average net assets (b)               0.19%        0.39%        0.43%        0.45%        0.45%         0.45%
Ratio of net investment income
              to average net assets (b)                   0.63%        1.40%        1.14%        0.80%        0.52%         0.39%
Portfolio turnover rate (excluding short-
              term securities)                            0.12%       13.64%       31.40%       43.20%       57.28%        12.19%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.23% for the six months ended June 30, 2004 and 0.45% for the years ended December 31, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been 0.60%, 1.34%, and 1.12%, respectively.


                                        8                           (Continued)

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004


                                                                           Year ended December 31,
                                                -------------------------------------------------------------------------------
                                                    June 30,
                   Clearwater Small Cap Fund         2004         2003         2002          2001         2000          1999
----------------------------------------------- ------------ ------------ ------------ ------------- ------------  ------------
Net asset value, beginning of year             $   18.35        13.11        14.61         13.01        15.13         13.08
Income from investment operations:
    Net investment income (loss)                   (0.05)       (0.02)       (0.01)         0.11        (0.04)        (0.05)
    Net realized and unrealized gains (losses)      1.37         7.71        (1.49)         1.62         1.41          3.57
                                                ------------ ------------ ------------ ------------- ------------  ------------
                Total from investment
                            operations              1.32         7.69        (1.50)         1.73         1.37          3.52
                                                ------------ ------------ ------------ ------------- ------------  ------------
Less distributions:
    Distributions from net investment income         --           --           --             (0.11)      --            --
    Distributions from net realized gains            --         (2.45)         --             (0.02)       (3.49)        (1.47)
                                                ------------ ------------ ------------ ------------- ------------  ------------
                Total distributions                  --         (2.45)         --             (0.13)       (3.49)        (1.47)
                                                ------------ ------------ ------------ ------------- ------------  ------------
Net asset value, end of year                   $   19.67        18.35        13.11             14.61       13.01         15.13
                                                ============ ============ ============ ============= ============  ============
Total return (a)                                     7.2%         58.7%       (10.3)%           13.3%        10.7%         27.3%
Net assets, end of year (000s omitted)         $  172,739      1 38,089       77,492           81,974       67,896        59,196
Ratio of expenses to average net assets (b)         0.63%         1.33%        1.34%            1.35%        1.35%         1.34%
Ratio of net investment income (loss)
              to average net assets (b)            (0.28)%       (0.12)%      (0.02)%           0.80%       (0.27)%      (0.35)%
Portfolio turnover rate (excluding short-
              term securities)                     45.22%       100.82%       81.16%          117.75%       149.01%      112.63%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.68% for the six months ended June 30, 2004 and 1.35% for the years ended December 31, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been (0.32)%, (0.14)%, and (0.03)%, respectively.

                                        9                           (Continued)

                          CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004


                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2004






                                                                        Year ended December 31,
                                                   June 30,     -----------------------------------------------------
Clearwater Tax-Exempt Bond Fund                      2004          2003          2002          2001       2000 (a)
--------------------------------------------      ------------  ------------  ------------ ------------- ------------
Net asset value, beginning of year              $    10.12         10.24         10.14         10.28        10.00
Income from investment operations:
       Net investment income                          0.25          0.53          0.58          0.59         0.55
       Net realized and unrealized gains             (0.12)        (0.12)         0.12          0.02         0.31
                                                  ------------  ------------  ------------ ------------- ------------
                   Total from investment
                                operations            0.13          0.41          0.70          0.61         0.86
                                                  ------------  ------------  ------------ ------------- ------------
Less distributions:
       Distributions from net investment income      (0.25)        (0.53)        (0.58)        (0.59)       (0.55)
       Distributions from net realized gains           --            --          (0.02)        (0.16)       (0.03)
                                                  ------------  ------------  ------------ ------------- ------------
                   Total distributions               (0.25)        (0.53)        (0.60)        (0.75)       (0.58)
                                                  ------------  ------------  ------------ ------------- ------------
Net asset value, end of year                    $    10.00         10.12         10.24         10.14        10.28
                                                  ============  ============  ============ ============= ============
Total return (b)                                      1.3%          4.1%          7.1%          6.1%         8.9%
Net assets, end of year (000s omitted)          $  149,682       134,481        91,905        81,687       74,094
Ratio of expenses to average net assets (e)          0.26%         0.56%         0.58%         0.60%        0.60%
Ratio of net investment income (loss)
       to average net assets (e)                     2.49%         5.24%         5.69%         5.64%        5.72%
Portfolio turnover rate (excluding short-
       term securities)                             15.84%        39.84%        39.79%        43.23%       23.86%

(a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

(b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(c)         Annualized.

(d)         Not annualized.

(e) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2004, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.30% for the six months ended June 30, 2004 and 0.60% for the years ended December 31, 2003 and 2002, and the ratio of net investment income to average daily net assets would have been 2.45%, 5.20%, and 5.67%, respectively.


                                       10                           (Continued)

                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
Common stocks:
   Consumer discretionary:
    2,300             ABERCROMBIE AND FITCH CO                    $   50,217.80        89,125.00
    2,250             AMAZON COM INC (b)                              39,442.43       122,400.00
      150             AMERICAN EAGLE OUTFITTERS INC (b)                1,674.75         4,336.50
      900             AMERICAN GREETINGS CORP (b)                     13,869.00        20,862.00
      600             ARVINMERITOR INC                                10,494.00        11,742.00
    1,500             AUTOLIV                                         60,225.00        63,300.00
    1,600             AUTONATION INC DEL (b)                          30,080.00        27,360.00
      900             AUTOZONE INC (b)                                57,669.03        72,090.00
    4,075             BED BATH & BEYOND INC (b)                      151,099.17       156,683.75
    1,250             BELO CORP                                       18,687.50        33,562.50
    3,600             BEST BUY CO INC                                106,449.60       182,664.00
    1,400             BIG LOTS INC (b)                                15,477.00        20,244.00
    1,300             BLACK & DECKER CORPORATION                      44,208.00        80,769.00
    3,500             BLOCKBUSTER INC                                 44,415.00        53,130.00
    1,300             BRINKER INTL INC (b)                            41,847.00        44,356.00
    2,525             CABLEVISION NY GROUP CLASS A (b)                21,801.10        49,616.25
    1,484             CARMAX INC (b)                                  33,725.08        32,455.08
      165             CAVCO INDS INC DEL (b)                             814.66         6,550.50
      800             CDW CORP                                        44,354.00        51,008.00
    6,600             CENTEX CORP                                     66,426.54       301,950.00
    1,500             CHICOS FAS INC (b)                              28,000.05        67,740.00
    2,400             CIRCUIT CITY STORES INC                         25,272.00        31,080.00
    6,475             CLEAR CHANNEL COMMUNICATIONS                   240,714.00       239,251.25
    2,400             COACH INC (b)                                   14,970.00       108,456.00
   30,145             COMCAST CORP NEW (b)                           796,300.09       844,964.35
    2,525             COMCAST CORP NEW (b)                            60,520.72        69,715.25
    7,800             COSTCO WHSL CORP NEW                           237,671.34       320,346.00
    2,300             COX COMMUNICATIONS INC NEW (b)                  83,370.00        63,917.00
    1,450             CUMULUS MEDIA INC (b)                           19,522.95        24,374.50
    2,400             D R HORTON INC                                  60,432.00        68,160.00
    2,100             DANA CORP                                       33,264.00        41,160.00
    2,300             DARDEN RESTAURANTS INC                          47,909.00        47,265.00
    7,000             DELPHI CORP                                     58,702.70        74,760.00
    8,363             DIRECTV GROUP INC (b)                          118,534.48       143,007.30
   26,000             DISNEY WALT CO                                 524,380.98       662,740.00
    3,400             DOLLAR GEN CORP                                 67,630.50        66,504.00
    1,700             DOLLAR TREE STORES INC (b)                      50,070.30        46,631.00
    3,200             DOW JONES & CO INC                             142,912.00       144,320.00
    3,900             EASTMAN KODAK CO                                90,363.00       105,222.00
    8,800             EBAY INC (b)                                   145,400.20       809,160.00
    3,200             ECHOSTAR COMMUNICATIONS CORP N (b)             119,633.00        98,400.00
    2,425             EMMIS COMMUNICATIONS CORP (b)                   48,403.00        50,876.50
    1,125             ENTERCOM COMMUNICATIONS CORP (b)                49,321.24        41,962.50
    2,000             FAMILY DLR STORES INC                           61,336.00        60,840.00
      300             FEDERATED DEPT STORES INC DEL                   14,931.00        14,730.00
    1,900             FOOT LOCKER INC                                 25,593.00        46,246.00
   29,800             FORD MTR CO DEL                                306,940.00       466,370.00
    7,700             FORTUNE BRANDS INC                             282,788.06       580,811.00
    3,125             FOX ENTMT GROUP INC (b)                         63,756.88        83,437.50
    1,900             GAMESTOP CORP (b)                               15,310.96        28,918.00
    3,550             GANNETT INC                                    256,535.03       301,217.50
    9,200             GAP INC                                        139,608.10       223,100.00
    6,800             GENERAL MTRS CORP                              269,795.10       316,812.00
    1,700             GENTEX CORP                                     69,091.00        67,456.00
   15,650             HARLEY DAVIDSON INC                             91,689.44       969,361.00
      575             HEARST ARGYLE TELEVISION INC                    12,880.00        14,823.50
   46,625             HOME DEPOT INC                                  30,408.49      1,641,200.00
      200             HOVNANIAN ENTERPRISES INC (b)                    7,613.00         6,942.00
    5,175             INTERACTIVE CORP (b)                           122,106.25       155,974.50

See accompanying notes to financial statemetns                    11                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------

   Consumer discretionary (Cont'd):
    2,900             INTERNATIONAL GAME TECHNOLOGY               $  105,651.00       111,940.00
    5,400             INTERPUBLIC GROUP COS INC (b)                   75,276.00        74,142.00
    1,200             JONES APPAREL GROUP INC                         45,192.00        47,376.00
      600             KB HOME                                         39,516.00        41,178.00
      900             KNIGHT RIDDER INC                               63,990.00        64,800.00
   11,550             KOHLS CORP (b)                                  92,210.75       488,334.00
      700             KRISPY KREME DOUGHNUTS INC (b)                  24,683.00        13,363.00
      300             LAMAR ADVERTISING CO (b)                         8,994.00        13,005.00
      900             LEAR CORP                                       53,127.00        53,091.00
    2,700             LEGGETT & PLATT INC                             58,884.00        72,117.00
    1,400             LENNAR CORP                                     58,905.00        62,608.00
   35,250             LIBERTY MEDIA CORP (b)                         264,340.97       316,897.50
    1,762             LIBERTY MEDIA INTL INC (b)                      55,061.29        65,370.20
   10,290             LIMITED BRANDS INC                             118,492.84       192,423.00
    1,850             LIZ CLAIBORNE INC                               62,866.54        66,563.00
    9,800             LOWES COS INC                                  325,809.34       514,990.00
   15,550             MARRIOTT INTL INC NEW                          129,054.94       775,634.00
    2,900             MATTEL INC                                      53,984.00        52,925.00
    4,600             MAY DEPT STORES CO                             124,522.00       126,454.00
    1,600             MCCLATCHY CO                                    95,367.31       112,240.00
   16,600             MCDONALDS CORP                                 323,160.77       431,600.00
    1,300             MCGRAW HILL COS INC                             83,885.00        99,541.00
    1,000             METRO GOLDWYN MAYER INC NEW                      9,519.00        12,100.00
    1,600             MICHAELS STORES INC                             39,160.00        88,000.00
      200             MOHAWK INDS INC (b)                             15,436.00        14,666.00
    5,500             NEW YORK TIMES CO                              226,118.75       245,905.00
    3,800             NEWELL RUBBERMAID INC                           86,564.00        89,300.00
    1,800             NIKE INC                                        92,310.00       136,350.00
    2,500             NORDSTROM INC                                   52,596.00       106,525.00
    4,500             OFFICE DEPOT INC (b)                            65,209.00        80,595.00
    2,000             OMNICOM GROUP                                  127,739.50       151,780.00
      300             OUTBACK STEAKHOUSE INC                          13,191.00        12,408.00
    2,000             PENNEY J C INC                                  59,806.00        75,520.00
    1,000             PETSMART INC                                    24,902.00        32,450.00
    1,500             POLO RALPH LAUREN CORP                          31,320.00        51,675.00
    1,100             PULTE HOMES INC                                 52,465.00        57,233.00
    2,150             RADIO ONE INC (b)                               28,968.93        34,421.50
    1,500             RADIOSHACK CORP                                 36,117.00        42,945.00
    1,100             READERS DIGEST ASSN INC                         15,807.00        17,589.00
    2,375             REEBOK INTL LTD                                 75,470.93        85,452.50
    2,600             ROSS STORES INC                                 42,759.60        69,576.00
      200             RYLAND GROUP INC                                12,909.00        15,640.00
    1,000             SCHOLASTIC CORP (b)                             28,560.00        29,950.00
      300             SCRIPPS E W CO OH                               23,112.00        31,500.00
    3,900             SEARS ROEBUCK & CO                             124,784.40       147,264.00
      300             SHERWIN WILLIAMS CO                              9,570.00        12,465.00
      700             SNAP ON INC                                     17,991.40        23,485.00
      900             STANLEY WORKS                                   27,855.00        41,022.00
    6,300             STAPLES INC                                    119,696.22       184,653.00
    5,375             STARBUCKS CORP (b)                             131,883.00       233,705.00
      750             STARWOOD HOTELS & RESORTS                       18,555.00        33,637.50
   12,200             TARGET CORP                                    353,658.66       518,134.00
    1,400             TIFFANY & CO NEW                                35,210.00        51,590.00
   63,600             TIME WARNER INC NEW (b)                        790,892.40      1,118,088.00
    7,600             TJX COS INC NEW                                140,574.75       183,464.00
      300             TOLL BROS INC (b)                               10,347.00        12,696.00
    1,700             TOYS R US INC (b)                               23,853.00        27,081.00
    2,600             TRIBUNE CO NEW                                 116,789.95       118,404.00
    2,055             UNIVISION COMMUNICATIONS INC (b)                44,640.00        65,616.15
      600             V F CORP                                        27,720.00        29,220.00

See accompanying notes to financial statemetns                    12                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Consumer discretionary (Cont'd):
   22,950             VIACOM INC                                  $  870,842.94       819,774.00
   33,150             WAL MART STORES INC                           1,585,534.81     1,748,994.00
      600             WEIGHT WATCHERS INTL INC NEW (b)                23,424.00        23,484.00
      700             WENDYS INTL INC                                 25,956.00        24,388.00
    1,550             WESTWOOD ONE INC (b)                            41,750.00        36,890.00
    3,600             WHIRLPOOL CORP                                 155,817.45       246,960.00
      500             WILEY JOHN & SON                                15,320.00        16,000.00
    1,000             WILLIAMS SONOMA INC (b)                         32,379.00        32,960.00
    1,400             XM SATELLITE RADIO HLDGS INC (b)                27,440.00        38,206.00
    4,500             YUM BRANDS INC                                  78,407.00       167,490.00
    2,400             ZALE CORP NEW (b)                               39,515.04        65,424.00
                                                                    ---------------  ---------------
                                                                    14,000,078.00    21,871,723.58            12.94%
   Consumer staples:
    4,700             ALBERTSONS INC                                  93,906.00       124,738.00
   31,200             ALTRIA GROUP INC                               534,167.27      1,561,560.00
   10,600             ANHEUSER BUSCH COS INC                         512,428.50       572,400.00
    4,500             ARCHER DANIELS MIDLAND CO (b)                   69,306.00        75,510.00
    3,900             AVON PRODS INC                                 114,316.08       179,946.00
    1,800             BROWN FORMAN CORP                               70,069.00        86,886.00
    3,100             CAMPBELL SOUP CO                                82,770.00        83,328.00
   35,600             COCA COLA CO                                  1,068,618.00     1,797,088.00
    3,200             COCA COLA ENTERPRISES INC                       68,441.00        92,768.00
    7,200             COLGATE PALMOLIVE CO                           360,615.80       420,840.00
    8,000             CONAGRA INC                                    182,520.50       216,640.00
    1,200             CONSTELLATION BRANDS INC (b)                    36,456.00        44,556.00
      300             COORS ADOLPH CO                                 16,305.00        21,702.00
    4,600             CVS CORP                                       114,995.86       193,292.00
    2,900             DEAN FOODS CO NEW (b)                           94,060.00       108,199.00
    4,773             DEL MONTE FOODS CO (b)                          47,273.00        48,493.68
    6,200             GENERAL MLS INC                                277,055.50       294,686.00
   30,200             GILLETTE CO                                    502,989.10      1,280,480.00
    3,875             HEINZ H J CO                                   125,683.38       151,900.00
    1,300             HORMEL FOODS CORP                               29,432.00        40,430.00
      400             KELLOGG CO                                      17,176.00        16,740.00
    2,950             KIMBERLY CLARK CORP                            156,044.29       194,346.00
    1,700             KRAFT FOODS INC                                 51,827.00        53,856.00
   10,600             KROGER CO (b)                                  184,034.56       192,920.00
    1,700             LOEWS CORP                                      43,222.00        41,735.00
      800             MCCORMICK & CO INC                              24,815.00        27,200.00
    2,400             PEPSI BOTTLING GROUP INC                        52,032.00        73,296.00
   25,650             PEPSICO INC                                    924,004.40      1,382,022.00
      400             PERFORMANCE FOOD GROUP CO (b)                   14,068.00        10,616.00
   32,200             PROCTER AND GAMBLE CO                          669,970.77      1,752,968.00
    1,200             REYNOLDS R J TOB HLDGS INC                      48,702.75        81,108.00
    6,100             RITE AID CORP (b)                               36,356.00        31,842.00
    6,400             SAFEWAY INC (b)                                124,921.58       162,176.00
    9,950             SARA LEE CORP                                  203,451.06       228,750.50
      600             SMITHFIELD FOODS INC (b)                        15,984.00        17,640.00
    1,400             SMUCKER J M CO                                  60,412.83        64,274.00
    3,700             SUPERVALU INC                                   62,955.13       113,257.00
    7,900             SYSCO CORP                                     121,024.50       283,373.00
    5,927             TYSON FOODS INC DEL                             52,174.25       124,170.65
    2,900             UST INC                                         80,806.50       104,400.00
   27,350             WALGREEN CO                                    324,378.25       990,343.50
    1,200             WHOLE FOODS MKT INC                             64,365.00       114,540.00
    3,600             WRIGLEY WM JR CO                               125,320.50       226,980.00
                                                                    ---------------  ---------------
                                                                    7,859,454.36     13,683,996.33             8.10%

See accompanying notes to financial statemetns                    13                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Energy:
    1,673             ANADARKO PETE CORP                          $   58,107.18        98,037.80
    3,348             APACHE CORP                                     61,600.01       145,805.40
      800             BAKER HUGHES INC                                24,230.00        30,120.00
      300             BJ SVCS CO (b)                                   9,951.00        13,752.00
   12,788             BP PLC (d)                                     316,441.32       685,053.16
   10,900             BURLINGTON RES INC                             178,458.36       394,362.00
    4,500             CHESAPEAKE ENERGY CORP                          43,650.00        66,240.00
   11,964             CHEVRONTEXACO CORP                             955,582.97      1,125,932.04
    8,119             CONOCOPHILLIPS                                 345,304.20       619,398.51
       21             CROSS TIMBERS RLTY TR                              435.65           580.86
    1,506             DEVON ENERGY CORPORATION NEW                    59,785.75        99,396.00
    1,100             ENSCO INTL INC                                  29,875.00        32,010.00
    4,250             EOG RESOURCES INC                               80,823.95       253,767.50
   91,999             EXXON MOBIL CORP                              3,626,814.67     4,085,675.59
    3,600             HALLIBURTON CO                                  75,727.00       108,936.00
    2,900             HELMERICH AND PAYNE INC                         72,972.99        75,835.00
    1,200             MURPHY OIL CORP                                 32,054.76        88,440.00
    1,700             NATIONAL OILWELL INC (b)                        26,426.50        53,533.00
    2,900             NOBLE ENERGY INC                                74,136.48       147,900.00
   16,450             OCCIDENTAL PETE CORP                           308,653.00       796,344.50
    3,200             PIONEER NAT RES CO                              48,507.20       112,256.00
    9,000             SCHLUMBERGER LTD                               210,433.75       571,590.00
    1,100             SMITH INTL INC (b)                              38,951.00        61,336.00
    4,850             SUNOCO INC                                     109,368.96       308,557.00
    6,693             TRANSOCEAN INC (b)                             107,342.16       193,695.42
    4,850             UNOCAL CORP                                    134,714.24       184,300.00
    1,865             VALERO ENERGY CORP                              51,021.91       137,562.40
    3,625             XTO ENERGY INC                                  37,766.90       107,988.75
                                                                    ---------------  ---------------
                                                                    7,119,136.91     10,598,404.93             6.27%
   Financials:
    8,550             AFLAC INC                                      255,751.98       348,925.50
    9,000             ALLIED CAP CORP NEW                            196,349.04       219,780.00
    6,700             ALLSTATE CORP                                  274,453.55       311,885.00
    1,000             AMB PPTY CORP                                   20,197.50        34,630.00
      300             AMBAC FINL GROUP INC                            20,746.00        22,032.00
   14,775             AMERICAN EXPRESS CO                            574,403.58       759,139.50
   37,316             AMERICAN INTL GROUP INC                        458,063.30      2,659,884.48
    2,000             AMERICREDIT CORP (b)                            22,460.00        39,060.00
    3,200             AMERITRADE HLDG CORP NEW (b)                    44,924.80        36,320.00
    9,700             AMSOUTH BANCORPORATION                         229,185.00       247,059.00
    3,000             AON CORP                                        57,150.00        85,410.00
    1,200             APARTMENT INVT & MGMT CO                        37,205.00        37,356.00
    6,600             ASTORIA FINL CORP                               87,762.51       241,428.00
   29,482             BANK AMER CORP                                1,645,729.95     2,494,766.84
   10,000             BANK NEW YORK INC                              260,574.28       294,800.00
   16,550             BANK ONE CORP                                  510,752.86       844,050.00
    4,700             BANKNORTH GROUP INC NEW                         86,563.19       152,656.00
    8,658             BB&T CORP                                      244,238.00       320,086.26
    1,100             BEAR STEARNS COS INC                            56,969.00        92,741.00
    3,000             CAPITAL ONE FINL CORP                          107,193.00       205,140.00
    1,198             CATELLUS DEV CORP NEW                           24,930.62        29,530.70
    7,581             CHARTER ONE FINL INC                           126,025.01       335,004.39
    2,100             CHUBB CORP                                     129,882.00       143,178.00
    2,625             CINCINNATI FINL CORP                           103,510.00       114,240.00
    2,100             CIT GROUP INC NEW                               52,794.00        80,409.00
   70,815             CITIGROUP INC                                 1,095,970.94     3,292,897.50
    1,550             COLONIAL BANCGROUP INC                          20,380.95        28,163.50
    3,200             COMERICA INC                                   171,938.00       175,616.00
    5,150             COMMERCIAL FED CORP                             78,155.88       139,565.00
    3,099             COUNTRYWIDE FINL CORP                           40,467.51       217,704.75

See accompanying notes to financial statemetns                    14                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Financials (Cont'd):
    2,300             CRESCENT REAL ESTATE EQUITIES               $   38,846.00        37,076.00
      300             DORAL FINL CORP                                  9,892.00        10,350.00
    4,600             E TRADE FINL CORP (b)                           50,278.00        51,290.00
      300             EQUITY RESIDENTIAL                               8,802.00         8,919.00
      400             ERIE INDTY CO                                   17,588.00        18,712.00
   17,950             FEDERAL HOME LN MTG CORP                        54,544.72      1,136,235.00
   14,125             FEDERAL NATL MTG ASSN                          948,268.16      1,007,960.00
      800             FIDELITY NATL FINL INC                          29,312.00        29,872.00
    5,000             FIFTH THIRD BANCORP                            241,959.55       268,900.00
    8,450             FIRST HORIZON NATL CORP                        255,733.24       384,221.50
   14,000             FRANKLIN RES INC                               257,224.58       701,120.00
   24,900             GENERAL GROWTH PPTYS INC                       308,734.27       736,293.00
      200             GOLDEN WEST FINL CORP DEL                       21,030.00        21,270.00
    2,500             GOLDMAN SACHS GROUP INC                        197,877.00       235,400.00
    2,625             GREENPOINT FINL CORP                            51,677.75       104,212.50
    3,800             HARTFORD FINANCIAL SVCS GRP                    190,162.00       261,212.00
   14,600             HEALTH CARE PPTY INVS INC                      261,994.08       350,984.00
      100             HIBERNIA CORP                                    1,081.00         2,430.00
    6,400             HRPT PPTYS TR                                   60,992.00        64,064.00
    1,284             HSBC HLDGS PLC (d)                              64,775.01        96,184.44
    3,200             HUNTINGTON BANCSHARES INC                       48,480.00        73,280.00
    1,700             INSTINET GROUP INC (b)                           9,860.00         8,976.00
    2,300             INVESTMENT TECHNOLOGY GROUP (b)                 37,975.99        29,417.00
      300             INVESTORS FINL SERVICES CORP                    10,275.00        13,074.00
    3,800             ISTAR FINL INC                                  75,215.28       152,000.00
   30,900             J P MORGAN CHASE & CO                          876,081.83      1,197,993.00
    3,700             JANUS CAP GROUP INC                             53,556.00        61,013.00
    3,700             JEFFERSON PILOT CORP                           137,936.00       187,960.00
   12,100             KEYCORP NEW                                    225,332.25       361,669.00
    1,750             LA QUINTA CORP (b)                               3,605.00        14,700.00
    1,900             LEHMAN BROTHERS HLDGS INC                      110,198.95       142,975.00
    3,625             LINCOLN NATL CORP IN                           113,501.62       171,281.25
    2,100             LOEWS CORP                                      49,966.14       125,916.00
      260             M & T BK CORP                                   10,975.91        22,698.00
    5,400             MACK CA RLTY CORP                              169,534.08       223,452.00
    4,741             MANULIFE FINL CORP                             135,056.19       192,010.50
    7,200             MARSH & MCLENNAN COS INC                       296,225.50       326,736.00
    2,000             MARSHALL & ILSLEY CORP                          51,520.00        78,180.00
    1,850             MBIA INC                                        82,767.50       105,672.00
   15,350             MBNA CORP                                      205,878.00       395,876.50
    5,400             MELLON FINL CORP                               171,240.14       158,382.00
   10,000             MERRILL LYNCH & CO INC                         368,180.00       539,800.00
    2,200             METLIFE INC                                     59,438.00        78,870.00
    6,800             MGIC INVT CORP WIS                             163,404.00       515,848.00
      400             MOODYS CORP                                     24,260.00        25,864.00
   10,975             MORGAN STANLEY                                 478,762.14       579,150.75
   13,850             NATIONAL CITY CORP                             239,683.94       484,888.50
    3,300             NATIONAL COMM FINL CORP                         89,711.00       107,250.00
      800             NATIONWIDE FINL SVCS INC                        25,928.00        30,088.00
    1,882             NEW YORK CMNTY BANCORP INC                      39,853.13        36,943.66
    2,200             NORTH FORK BANCORPORATION INC                   68,598.42        83,710.00
    1,525             NORTHERN TRUST CORP                             59,156.00        64,477.00
      450             PEOPLES BK BRIDGEPORT CONN                       9,330.00        14,017.50
      255             PIPER JAFFRAY COS (b)                            7,793.80        11,533.65
    3,100             PLUM CREEK TIMBER CO INC                        66,340.00       100,998.00
      300             PMI GROUP INC                                   10,926.00        13,056.00
    3,925             PNC FINL SVCS GROUP INC                        179,372.50       208,339.00
    1,100             POPULAR INC                                     44,064.75        47,047.00
   14,675             PRICE T ROWE GROUP INC                         198,287.00       739,620.00
    2,550             PRINCIPAL FINANCIAL GROUP                       69,037.43        88,689.00
    1,700             PROGRESSIVE CORP OHIO                           96,590.96       145,010.00

See accompanying notes to financial statemetns                    15                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Financials (Cont'd):
    2,150             PROVIDENT FINL GROUP INC                    $   58,996.00        84,839.00
    3,400             PROVIDIAN FINL CORP (b)                         34,136.00        49,878.00
    6,100             PRUDENTIAL FINL INC                            187,850.00       283,467.00
    1,000             RADIAN GROUP INC                                47,230.00        47,900.00
      750             RAYMOND JAMES FINANCIAL INC                     12,570.00        19,837.50
    1,200             REGIONS FINL CORP                               43,789.75        43,860.00
      300             REINSURANCE GROUP AMER INC                      12,570.00        12,195.00
   14,600             SCHWAB CHARLES CORP                            185,483.00       140,306.00
    1,300             SIMON PPTY GROUP INC NEW                        32,715.67        66,846.00
      600             SKY FINL GROUP INC                              14,364.00        14,838.00
    4,900             SLM CORP                                       147,774.03       198,205.00
    3,100             SOUTHTRUST CORP                                 73,424.43       120,311.00
    4,200             SOVEREIGN BANCORP INC                           32,180.88        92,820.00
      500             ST JOE CO                                       16,215.00        19,850.00
    2,650             STATE STREET CORPORATION                       139,379.50       129,956.00
    2,400             SUNTRUST BKS INC                               167,564.00       155,976.00
    4,200             SYNOVUS FINL CORP                              112,014.00       106,344.00
   12,000             TCF FINANCIAL CORP                             207,735.00       696,600.00
    6,032             THE ST PAUL TRAVELERS COS INC                  153,608.69       244,537.28
    1,900             TORCHMARK INC                                   80,235.00       102,220.00
    2,775             UNION PLANTERS CORP                             53,751.57        82,722.75
    4,000             UNITRIN INC                                    101,606.00       170,400.00
    4,300             UNUMPROVIDENT CORP                              60,750.45        68,370.00
   25,598             US BANCORP DEL                                 552,508.12       705,480.88
    1,377             VALLEY NATL BANCORP                             29,061.26        34,810.56
   18,550             WACHOVIA CORP 2ND NEW                          574,244.92       825,475.00
   18,088             WASHINGTON MUT INC                             288,436.78       698,920.32
   32,641             WELLS FARGO & CO NEW                           724,241.48      1,868,044.43
    7,225             XL CAPITAL LTD                                  92,118.75       545,198.50
      200             ZIONS BANCORP                                    8,260.88        12,290.00
                                                                    ---------------  ---------------
                                                                    19,524,212.42    35,131,123.39            20.78%
  Healthcare:
   20,050             ABBOTT LABS                                    734,502.21       817,238.00
    4,700             AETNA INC                                      151,652.96       399,500.00
    1,150             ALLERGAN INC                                    73,440.03       102,948.00
    1,500             AMERISOURCEBERGEN CORP                          85,575.00        89,670.00
   25,150             AMGEN INC (b)                                  102,792.25      1,372,435.50
      400             AMYLIN PHARMACEUTICALS INC (b)                  10,564.00         9,120.00
      600             ANDRX CORP DEL (b)                              10,542.00        16,758.00
    2,679             ANTHEM INC (b)                                 193,471.78       239,931.24
      400             APPLERA CORP APPLIED BIOSYS                      9,156.00         8,700.00
      900             BARR PHARMACEUTICALS INC (b)                    43,980.00        30,330.00
   11,000             BAXTER INTL INC                                220,991.56       379,610.00
    1,500             BECTON DICKINSON & CO                           65,286.00        77,700.00
   11,350             BIOGEN IDEC INC (b)                            164,189.85       717,887.50
    2,000             BIOMET INC                                      75,026.00        88,880.00
    7,250             BOSTON SCIENTIFIC CORP (b)                     159,533.78       310,300.00
   27,025             BRISTOL MYERS SQUIBB CO                        681,129.25       662,112.50
    4,650             CARDINAL HEALTH INC                            282,744.50       325,732.50
    6,313             CAREMARK RX INC (b)                             92,248.28       207,950.22
      600             CELGENE CORP (b)                                24,826.00        34,356.00
      200             CEPHALON INC (b)                                 9,120.00        10,800.00
    2,200             CIGNA CORP                                     107,215.00       151,382.00
    1,600             CYTYC CORP (b)                                  11,472.00        40,592.00
    1,425             DAVITA INC (b)                                  21,812.00        43,932.75
      180             EDWARDS LIFESCIENCES CORP (b)                    1,871.69         6,273.00
      800             EXPRESS SCRIPTS INC (b)                         37,832.00        63,384.00
    1,900             FIRST HEALTH GROUP CORP (b)                     45,338.37        29,659.00
    3,400             FISHER SCIENTIFIC INTL INC (b)                 138,754.00       196,350.00
    4,550             FOREST LABS INC (b)                            229,258.76       257,666.50

See accompanying notes to financial statemetns                    16                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Healthcare (Cont'd):
    4,400             GENENTECH INC (b)                           $  182,350.50       247,280.00
    1,900             GENZYME CORP (b)                                95,803.00        89,927.00
    2,800             GILEAD SCIENCES INC (b)                        176,412.00       187,600.00
    3,152             GLAXOSMITHKLINE PLC (d)                         76,078.70       130,681.92
    3,500             GUIDANT CORP                                   170,143.25       195,580.00
    9,550             HCA INC                                        347,615.79       397,184.50
    4,000             HEALTH MGMT ASSOC                               76,501.10        89,680.00
    2,450             HEALTH NET INC (b)                              64,669.42        64,925.00
    2,005             HOSPIRA INC (b)                                 50,661.09        55,338.00
    1,800             HUMAN GENOME SCIENCES INC (b)                   25,110.00        20,934.00
    3,900             HUMANA INC (b)                                  39,107.25        65,910.00
      300             ICOS CORP (b)                                   11,982.00         8,952.00
      300             IMCLONE SYS INC (b)                              9,777.00        25,737.00
    2,100             IMS HEALTH INC                                  52,215.00        49,224.00
      200             INVITROGEN CORP (b)                             12,066.00        14,398.00
    3,925             IVAX CORP (b)                                   40,821.18        94,160.75
   40,700             JOHNSON & JOHNSON                              780,717.12      2,266,990.00
    2,900             KING PHARMACEUTICALS INC (b)                    43,955.00        33,205.00
    2,600             LABORATORY CORP AMER HLDGS (b)                  61,059.96       103,220.00
   18,100             LILLY ELI & CO                                 754,434.77      1,265,371.00
    1,950             LINCARE HLDGS INC (b)                           58,492.01        64,077.00
    1,300             MANOR CARE INC NEW                              30,972.50        42,484.00
    3,800             MCKESSON CORP                                  126,730.00       130,454.00
    3,378             MEDCO HEALTH SOLUTIONS INC (b)                  86,775.95       126,675.00
    3,100             MEDIMMUNE INC (b)                               76,227.00        72,540.00
   27,050             MEDTRONIC INC                                  100,935.37      1,317,876.00
   34,100             MERCK & CO INC                                1,682,406.39     1,619,750.00
    6,500             MILLENNIUM PHARMACEUTICALS (b)                  89,027.13        89,700.00
    3,600             MYLAN LABS INC                                  35,895.04        72,900.00
    1,100             OMNICARE INC                                    29,495.29        47,091.00
    1,100             OXFORD HEALTH PLANS INC                         29,783.16        60,544.00
    1,200             PACIFICARE HEALTH SYSTEMS                       36,532.00        46,392.00
      100             PAR PHARMACEUTICAL COS INC (b)                   7,091.00         3,521.00
  125,975             PFIZER INC                                     613,511.36      4,318,423.00
      700             PROTEIN DESIGN LABS INC (b)                      9,632.00        13,391.00
      925             QUEST DIAGNOSTICS INC                           52,429.50        78,578.75
   20,400             SCHERING PLOUGH CORP                           348,955.50       376,992.00
    1,000             SEPRACOR INC (b)                                26,600.00        52,900.00
    2,000             SERVICE CORP INTL (b)                           14,860.00        14,740.00
    2,300             ST JUDE MED INC (b)                            115,621.00       173,995.00
   17,850             STRYKER CORP                                    68,889.84       981,750.00
    6,400             TENET HEALTHCARE CORP (b)                      100,160.00        85,824.00
    1,000             TRIAD HOSPS INC (b)                             25,517.20        37,230.00
    7,692             UNITEDHEALTH GROUP INC                         237,801.28       478,827.00
      700             UNIVERSAL HEALTH SVCS INC                       31,885.00        32,123.00
    2,175             WATSON PHARMACEUTICALS INC (b)                  50,706.48        58,507.50
    1,300             WEB MD CORP (b)                                 10,296.00        12,116.00
    2,250             WELLPOINT HEALTH NETWORKS INC (b)              166,941.00       252,022.50
   17,650             WYETH                                          709,422.43       638,224.00
    2,585             ZIMMER HOLDINGS INC (b)                        149,994.31       227,997.00
                                                                    ---------------  ---------------
                                                                    11,979,391.14    23,625,141.63            13.98%
   Industrials:
    9,150             3M CO                                          620,014.75       823,591.50
    2,750             ALLIED WASTE INDUSTRIES INC (b)                 16,321.25        36,245.00
    2,800             AMERICAN PWR CONVERSION CORP                    44,398.00        55,020.00
      300             AMERICAN STD COS INC DEL (b)                    10,523.00        12,093.00
    1,200             APOLLO GROUP INC (b)                            76,443.00       105,948.00
      500             APOLLO GROUP INC (b)                            27,075.00        43,795.00
    1,300             ARAMARK CORP                                    37,232.00        37,388.00
    8,300             AUTOMATIC DATA PROCESSING INC                  308,406.00       347,604.00

See accompanying notes to financial statemetns                    17                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Industrials (Cont'd):
    1,500             AVERY DENNISON CORP                         $   79,950.00        96,015.00
      900             BISYS GROUP INC (b)                             12,294.00        12,654.00
    3,100             BLOCK H & R INC                                 58,017.48       147,808.00
   18,700             BOEING CO                                      442,348.50       955,383.00
    3,600             BURLINGTON NORTHN SANTA FE                      86,981.79       126,252.00
    1,100             CAREER ED CORP (b)                              50,918.00        50,116.00
      300             CARLISLE COS INC                                15,924.00        18,675.00
    3,600             CATERPILLAR INC                                170,156.00       285,984.00
   29,948             CENDANT CORP                                   228,707.20       733,127.04
    2,900             CINTAS CORP                                     94,801.00       138,243.00
    2,100             CNF INC                                         49,896.00        87,276.00
   12,775             CRANE CO                                       215,415.14       401,007.25
    5,100             CSX CORP                                       107,399.88       167,127.00
      550             CUMMINS INC                                     15,906.00        34,375.00
    3,200             DANAHER CORP                                   122,769.97       165,920.00
    2,650             DEERE & CO                                     135,067.26       185,871.00
    2,500             DELTA AIR LINES INC (b)                         31,364.00        17,800.00
    2,900             DELUXE CORP                                    101,417.64       126,150.00
    1,400             DONNELLEY R R & SONS CO                         36,666.00        46,228.00
    1,425             DOVER CORP                                      45,054.25        59,992.50
    9,600             DUN & BRADSTREET CORP DEL NEW (b)              239,197.18       517,536.00
    3,000             EATON CORP                                     103,554.25       194,220.00
    9,350             EMERSON ELEC CO                                514,252.42       594,192.50
   11,775             FEDEX CORP                                     234,259.75       961,899.75
   27,501             FIRST DATA CORP                                230,380.52      1,224,344.52
   10,550             FISERV INC (b)                                  95,145.36       410,289.50
    3,675             FLUOR CORP NEW                                  96,907.05       175,187.25
    1,400             GATX                                            24,276.00        38,080.00
    1,400             GENERAL DYNAMICS CORP                           93,467.90       139,020.00
  146,800             GENERAL ELEC CO                               2,623,225.95     4,756,320.00
    5,050             GENUINE PARTS CO                               153,969.03       200,384.00
    1,600             GOODRICH CORP                                   43,216.00        51,728.00
    1,700             GRAINGER W W INC                                74,317.00        97,750.00
      600             HARSCO CORP                                     17,510.00        28,200.00
   11,700             HONEYWELL INTL INC                             270,363.10       428,571.00
      900             HUBBELL INC                                     29,499.00        42,039.00
    2,400             ILLINOIS TOOL WKS INC                          154,800.00       230,136.00
      504             IMAGISTICS INTL INC (b)                          5,084.24        17,841.60
    1,100             ITT EDL SVCS INC (b)                            41,602.00        41,822.00
      800             ITT INDS INC                                    52,360.00        66,400.00
      700             JACOBS ENGR GROUP INC (b)                       33,950.00        27,566.00
    2,850             JOHNSON CTLS INC                               113,368.44       152,133.00
    1,300             L 3 COMMUNICATIONS HLDG CORP                    61,878.00        86,840.00
    5,200             LOCKHEED MARTIN CORP                           142,953.45       270,816.00
      475             MANPOWER INC WIS                                16,732.50        24,115.75
    6,600             MASCO CORP                                     122,514.80       205,788.00
      400             MONSTER WORLDWIDE INC (b)                       10,132.00        10,288.00
      700             NAVISTAR INTL CORP INC (b)                      28,945.00        27,132.00
    5,400             NORFOLK SOUTHN CORP                            103,356.00       143,208.00
    1,992             NORTHROP GRUMMAN CORP                           71,658.69       106,970.40
    3,562             PACCAR INC                                      81,606.60       206,560.38
    1,700             PALL CORP                                       40,004.00        44,523.00
      500             PARKER HANNIFIN CORP                            26,689.00        29,730.00
   19,497             PAYCHEX INC                                     54,860.52       660,558.36
      600             PENTAIR INC                                     17,889.00        20,184.00
   10,200             PITNEY BOWES INC                               328,150.13       451,350.00
    2,000             PRECISION CASTPARTS CORP                        45,286.00       109,380.00
    5,700             RAYTHEON CO                                    160,191.66       203,889.00
    1,450             REPUBLIC SVCS INC                               24,667.24        41,963.00
      500             ROBERT HALF INTL INC                            11,990.00        14,885.00
    7,250             ROCKWELL AUTOMATION INC                        102,172.50       271,947.50

See accompanying notes to financial statemetns                    18                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Industrials (Cont'd):
    2,300             ROCKWELL COLLINS INC                        $   55,545.00        76,636.00
      500             SABRE HLDGS CORP                                10,240.00        13,855.00
    4,100             SERVICE MASTER COMPANY                          44,239.00        50,512.00
    2,400             SKYWEST INC                                     26,040.00        41,784.00
   10,675             SOUTHWEST AIRLS CO                             149,077.85       179,019.75
    1,000             SPX CORP                                        51,053.00        46,440.00
      350             STEELCASE INC                                    3,702.44         4,900.00
      500             TELEFLEX INC                                    22,515.00        25,075.00
    1,475             TEXTRON INC                                     54,457.00        87,541.25
   13,700             TYCO INTL LTD                                  132,068.00       454,018.00
    1,250             UNION PAC CORP                                  57,294.84        74,312.50
    3,900             UNITED PARCEL SVC INC                          260,013.00       293,163.00
    6,175             UNITED TECHNOLOGIES CORP                       440,849.15       564,889.00
    8,650             WASTE MGMT INC DEL                             135,675.25       265,122.50
    2,700             YORK INTL CORP                                  57,118.23       110,889.00
                                                                    ---------------  ---------------
                                                                    11,437,737.15    20,931,633.80            12.38%
   Information technology:
    1,575             ACTIVISION INC NEW (b)                           9,965.97        25,042.50
    2,000             ADOBE SYS INC                                   66,640.00        93,000.00
    1,200             ADVANCED FIBRE COMMUNICATIONS (b)               31,740.00        24,240.00
    4,800             ADVANCED MICRO DEVICES INC (b)                  68,016.00        76,320.00
      500             AFFILIATED COMPUTER SVCS INC (b)                26,411.00        26,470.00
    6,100             AGILENT TECHNOLOGIES INC (b)                   133,332.80       178,608.00
    5,300             ALTERA CORP (b)                                 99,804.30       117,766.00
   11,100             ANALOG DEVICES INC                              99,557.36       522,588.00
    4,400             APPLE COMPUTER (b)                              72,184.20       143,176.00
   21,000             APPLIED MATERIALS INC (b)                      291,178.39       412,020.00
    3,700             APPLIED MICRO CIRCUITS CORP (b)                 27,638.00        19,684.00
      600             ARROW ELECTRS INC (b)                           15,192.00        16,092.00
    7,500             ASML HOLDING N V (b) (d)                        45,625.00       128,325.00
    1,900             ATMEL CORP (b)                                   9,918.00        11,248.00
      400             AUTODESK INCORPORATED                           13,416.00        17,124.00
    5,800             AVAYA INC (b)                                   77,082.00        91,582.00
    4,900             BEA SYS INC (b)                                 54,831.00        40,278.00
    3,350             BMC SOFTWARE INC (b)                            58,044.05        61,975.00
    2,475             BROADCOM CORP (b)                               61,657.22       115,755.75
    5,300             BROCADE COMMUNICATIONS SYS INC (b)              27,300.30        31,694.00
    2,600             CADENCE DESIGN SYS INC (b)                      47,728.00        38,038.00
    5,900             CIENA CORP (b)                                  34,476.50        21,948.00
  111,650             CISCO SYS INC (b)                              168,994.61      2,646,105.00
    2,950             CITRIX SYS INC (b)                              17,801.48        60,062.00
    1,800             COGNIZANT TECHNOLOGY SOLUTIONS (b)              39,537.00        45,738.00
    5,025             COMPUTER ASSOC INTL INC                         71,791.08       141,001.50
    2,500             COMPUTER SCIENCES CORP (b)                      99,325.00       116,075.00
    1,800             COMPUWARE CORP (b)                              10,278.00        11,880.00
    2,200             COMVERSE TECHNOLOGY INC (b)                     37,400.00        43,868.00
   18,400             CORNING INC (b)                                115,584.00       240,304.00
   33,350             DELL INC (b)                                   882,145.10      1,194,597.00
   14,700             DENDRITE INTL INC (b)                           57,964.55       273,126.00
    3,000             ELECTRONIC ARTS INC (b)                        149,447.30       163,650.00
    4,800             ELECTRONIC DATA SYS CORP NEW                   108,945.00        91,920.00
   42,210             EMC CORP (b)                                   337,884.96       481,194.00
    3,700             EMULEX CORP (b)                                 49,942.60        52,947.00
      600             FAIR ISAAC CORPORATION                          20,256.00        20,028.00
      700             FAIRCHILD SEMICONDUCTOR INTL (b)                13,657.00        11,459.00
      400             FOUNDRY NETWORKS INC (b)                         9,104.00         5,628.00
    1,400             HARRIS CORP DEL                                 37,336.80        71,050.00
   42,227             HEWLETT PACKARD CO                             785,505.97       890,989.70
      900             INTEGRATED CIRCUIT SYS INC (b)                  21,357.00        24,444.00

See accompanying notes to financial statemetns                    19                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Information technology (Cont'd):
  104,000             INTEL CORP                                  $  208,329.75      2,870,400.00
      900             INTERDIGITAL COMM CORP (b)                      15,021.00        16,929.00
   22,450             INTERNATIONAL BUSINESS MACHS                  1,926,030.73     1,978,967.50
      200             INTERNATIONAL RECTIFIER CORP (b)                 8,916.00         8,284.00
    1,800             INTERSIL CORP                                   51,186.00        38,988.00
    2,500             INTUIT (b)                                     103,285.00        96,450.00
    5,600             JABIL CIRCUIT INC (b)                           94,248.00       141,008.00
    5,200             JUNIPER NETWORKS INC (b)                        93,224.00       127,764.00
    2,600             KLA TENCOR CORP (b)                             86,093.80       128,388.00
    1,000             LAM RESH CORP (b)                               24,618.00        26,800.00
    1,800             LEXMARK INTL INC (b)                            76,345.56       173,754.00
    3,600             LINEAR TECHNOLOGY CORP                         111,093.12       142,092.00
                                                                  -
    4,600             LSI LOGIC CORP (b)                              43,516.00        35,052.00
    2,400             MACROMEDIA INC (b)                              18,504.00        58,920.00
    4,800             MAXIM INTEGRATED PRODS INC                     221,109.00       251,616.00
      900             MCAFEE INC (b)                                  14,148.00        16,317.00
      950             MERCURY INTERACTIVE CORP (b)                    22,931.96        47,338.50
    4,200             MICROCHIP TECHNOLOGY INC                        66,924.48       132,468.00
    8,800             MICRON TECHNOLOGY INC (b)                       68,191.20       134,728.00
  129,050             MICROSOFT CORP                                 746,479.45      3,685,668.00
    1,800             MOLEX INC                                       56,934.00        57,744.00
   31,400             MOTOROLA INC                                   295,487.00       573,050.00
    4,200             NATIONAL SEMICONDUCTOR CORP (b)                 74,558.00        92,358.00
    4,200             NETWORK APPLIANCE INC (b)                       94,994.00        90,426.00
    5,200             NOVELL INC (b)                                  50,286.00        43,628.00
    2,100             NOVELLUS SYS INC (b)                            80,556.00        66,024.00
    1,700             NVIDIA CORP (b)                                 29,070.00        34,850.00
   74,300             ORACLE CORP (b)                                 38,767.49       886,399.00
    4,625             PEOPLESOFT INC (b)                              69,375.00        85,562.50
    1,400             PMC SIERRA INC (b)                              23,934.00        20,090.00
    2,600             POLYCOM INC (b)                                 26,520.00        58,266.00
    1,300             QLOGIC CORP (b)                                 45,577.00        34,567.00
   11,025             QUALCOMM INC                                   353,303.31       804,604.50
      900             RAMBUS INC DEL (b)                              26,010.00        15,993.00
    1,600             RED HAT INC (b)                                 26,992.00        36,752.00
    1,000             SANDISK CORP (b)                                27,734.00        21,690.00
    7,000             SANMINA SCI CORP (b)                            55,496.56        63,700.00
    2,100             SCIENTIFIC ATLANTA INC                          34,730.80        72,450.00
    3,100             SIEBEL SYS INC (b)                              30,566.95        33,108.00
      300             SILICON LABORATORIES INC (b)                    14,157.00        13,905.00
    9,300             SOLECTRON CORP (b)                              40,084.22        60,171.00
    1,300             STORAGE TECHNOLOGY CORP (b)                     16,853.20        37,700.00
   44,625             SUN MICROSYSTEMS INC (b)                       185,648.12       193,672.50
    2,100             SUNGARD DATA SYS INC (b)                        56,220.00        54,600.00
    7,200             SYMANTEC CORP (b)                               70,951.32       315,216.00
    1,525             SYMBOL TECHNOLOGIES INC                         18,820.77        22,478.50
    1,600             SYNOPSYS INC (b)                                26,567.52        45,488.00
    1,100             TEKTRONIX INC                                   20,166.96        37,422.00
    5,150             TELLABS INC (b)                                 27,562.29        45,011.00
    1,600             TERADYNE INC (b)                                39,575.00        36,320.00
   23,900             TEXAS INSTRS INC                               481,282.00       577,902.00
    1,500             UNISYS CORP (b)                                 11,895.00        20,820.00
    1,300             UTSTARCOM INC (b)                               39,599.00        39,325.00
   10,900             VERISIGN INC (b)                                60,947.35       216,910.00
    5,100             VERITAS SOFTWARE CORP (b)                      120,595.92       141,270.00
      500             VISHAY INTERTECHNOLOGY INC (b)                   9,685.00         9,290.00
    2,600             WATERS CORP (b)                                 60,997.30       124,228.00
    1,900             WESTERN DIGITAL CORP (b)                        25,014.00        16,454.00
   10,250             XEROX CORP (b)                                  82,691.36       148,625.00
   13,050             XILINX INC                                      92,296.88       434,695.50
   13,000             YAHOO INC (b)                                  142,135.08       472,290.00
                                                                    ---------------  ---------------
                                                                    11,490,827.99    25,066,027.95            14.83%

See accompanying notes to financial statemetns                    20                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Materials:
    2,150             AIR PRODS & CHEMS INC                       $   88,634.99       112,767.50
   11,700             ALCOA INC                                      313,080.00       386,451.00
    3,100             ARCH COAL INC                                   55,784.50       113,429.00
      800             BALL CORP                                       12,499.00        57,640.00
    4,200             BEMIS INC                                       93,645.09       118,650.00
    1,300             BOWATER INC                                     52,067.99        54,067.00
   11,650             DOW CHEM CO                                    361,413.36       474,155.00
   11,425             DU PONT E I DE NEMOURS & CO                    454,995.17       507,498.50
      146             EAGLE MATLS INC                                  1,727.15        10,368.92
      491             EAGLE MATLS INC                                  5,711.39        34,001.75
    1,000             EASTMAN CHEM CO                                 32,854.00        46,230.00
    1,200             ECOLAB INC                                      33,060.00        38,040.00
    1,600             ENGELHARD CORP                                  27,733.72        51,696.00
      450             FLORIDA ROCK INDS INC                           16,401.00        18,976.50
    2,200             GEORGIA PAC CORP                                70,794.00        81,356.00
   12,625             INTERNATIONAL FLAVOURS                         271,595.32       472,175.00
    6,531             INTERNATIONAL PAPER CO                         230,601.17       291,935.70
      500             LAFARGE NORTH AMERICA INC                       18,050.00        21,650.00
      300             LUBRIZOL CORP                                    9,393.00        10,986.00
    8,050             LYONDELL CHEMICAL CO                           102,700.07       139,989.50
      700             MARTIN MARIETTA MATLS INC                       27,965.00        31,031.00
    3,875             MEADWESTVACO CORP                               86,711.46       113,886.25
    5,808             MONSANTO CO NEW                                 51,490.46       223,608.00
    7,400             NEWMONT MNG CORP                               102,656.50       286,824.00
      500             NUCOR CORP                                      28,016.00        38,380.00
   12,800             OM GROUP INC (b)                                64,856.64       422,528.00
    1,500             OWENS ILL INC (b)                               17,700.00        25,140.00
    2,450             PACTIV CORP (b)                                 22,665.39        61,103.00
    2,100             PHELPS DODGE CORP                               60,900.00       162,771.00
    2,450             PPG INDS INC                                    99,172.82       153,100.50
    4,150             PRAXAIR INC                                    119,435.50       165,626.50
    3,431             RAYONIER INC                                   111,096.32       152,507.95
    2,200             ROHM & HAAS CO                                  78,122.00        91,476.00
   11,000             RPM INTL INC                                   113,011.80       167,200.00
    1,200             SEALED AIR CORP NEW (b)                         58,956.00        63,924.00
      200             SIGMA ALDRICH                                   11,098.00        11,922.00
   18,200             SMURFIT STONE CONTAINER CORP (b)               203,146.58       363,090.00
    3,600             SONOCO PRODS CO                                 74,518.92        91,800.00
      400             TEMPLE INLAND INC                               20,104.00        27,700.00
    1,300             VULCAN MATLS CO                                 56,979.00        61,815.00
      700             WEYERHAEUSER CO                                 41,494.00        44,184.00
                                                                    ---------------  ---------------
                                                                    3,702,837.31     5,801,680.57              3.43%
   Telecommunication services:
    3,700             AMERICAN TOWER CORP (b)                         34,854.00        56,240.00
   39,575             AT & T WIRELESS SVCS INC (b)                   222,550.01       566,714.00
   11,200             AT&T CORP                                      223,785.60       163,856.00
   19,200             BELLSOUTH CORP                                 503,180.44       503,424.00
    7,450             CENTURYTEL INC                                 200,626.85       223,798.00
   11,525             CITIZENS COMMUNICATIONS CO                      88,166.25       139,452.50
    9,700             LEVEL 3 COMMUNICATIONS INC (b)                  53,643.00        34,435.00
   10,225             NEXTEL COMMUNICATIONS INC (b)                  144,692.02       272,598.50
      600             NTL INC DEL (b)                                 26,690.24        34,572.00
      500             PANAMSAT CORP NEW (b)                            9,645.00        11,610.00
   19,200             QWEST COMMUNICATIONS INTL INC (b)               69,609.60        68,928.00
   42,437             SBC COMMUNICATIONS INC                        1,021,059.21     1,029,097.25
   35,112             SPRINT CORP                                    375,798.93       617,971.20
    1,300             TELEPHONE & DATA SYS INC                        53,404.00        92,560.00
    1,225             UNITED STATES CELLULAR CORP (b)                 29,156.96        47,223.75
   34,600             VERIZON COMMUNICATIONS                        1,279,791.54     1,252,174.00
   14,700             VODAFONE GROUP PLC NEW (d)                     148,350.04       324,870.00
                                                                    ---------------  ---------------
                                                                    4,485,003.69     5,439,524.20              3.22%

See accompanying notes to financial statemetns                    21                 (Continued)


                             CLEARWATER GROWTH FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

    Face                                                                                                 Percent
   amount                                                                                Market             of
  or shares                         Security                             Cost          value (a)        net assets
--------------  --------------------------------------------------  ---------------  ---------------  ---------------
   Utilities:
    3,200             AES CORP (b)                                $   23,740.00        31,776.00
      800             AGL RES INC                                     22,424.00        23,240.00
      925             ALLETE INC                                      22,005.75        30,802.50
    5,400             AMEREN CORP                                    209,724.00       231,984.00
    2,000             AMERICAN ELEC PWR INC                           60,960.00        64,000.00
    1,100             CENTERPOINT ENERGY INC                          10,472.00        12,650.00
    1,200             CONSOLIDATED EDISON INC                         52,186.69        47,712.00
      600             CONSTELLATION ENERGY GROUP INC                  16,047.00        22,740.00
    3,100             DOMINION RES INC VA NEW                        192,790.00       195,548.00
    2,300             DTE ENERGY CO                                   84,036.25        93,242.00
   15,600             DUKE ENERGY CO                                 252,328.44       316,524.00
    9,425             EDISON INTL                                    108,441.28       240,997.25
   13,900             EL PASO CORP                                   103,336.50       109,532.00
    9,400             ENTERGY CORP                                   184,382.88       526,494.00
    1,100             FIRSTENERGY CORP                                39,643.00        41,151.00
      800             GREAT PLAINS ENERGY INC                         19,079.28        23,760.00
    2,200             KEYSPAN CORP                                    55,616.84        80,740.00
      900             NATIONAL FUEL GAS CO N J                        20,790.00        22,500.00
    6,900             NISOURCE INC                                   111,901.44       142,278.00
    2,400             OGE ENERGY CORP                                 43,344.00        61,128.00
    8,200             PEOPLES ENERGY CORP                            334,284.00       345,630.00
      828             PEPCO HLDGS INC                                 16,556.51        15,135.84
    9,800             PG&E CORP (b)                                  131,784.52       273,812.00
    2,400             PINNACLE WEST CAP CORP                          71,637.12        96,936.00
      425             PPL CORP                                        13,588.02        19,507.50
    2,150             PROGRESS ENERGY INC                             65,685.30        94,707.50
    7,350             PUGET ENERGY INC                               149,926.32       161,038.50
    2,900             QUESTAR CORP                                    66,188.15       112,056.00
    1,700             RELIANT ENERGY INC (b)                          14,195.00        18,411.00
    8,600             SOUTHERN CO                                    176,009.71       250,690.00
    7,600             TECO ENERGY INC                                 90,842.04        91,124.00
   15,700             TXU CORP                                       284,986.40       636,007.00
    1,500             UGI CORP NEW                                    48,600.00        48,150.00
    6,100             WILLIAMS COS INC                                47,432.00        72,590.00
   19,275             WISCONSIN ENERGY CORP                          371,658.62       628,557.75
   12,125             XCEL ENERGY INC                                108,917.66       202,608.75
                                                                    ---------------  ---------------
                                                                    3,625,540.72     5,385,760.59              3.19%
Rights/Warrants:
         0.35         NTL INC NEW (b)                                      4.37             6.79
                                                                    ---------------  ---------------
                                                                           4.37             6.79               0.00%
Cash equivalents:
 1,518,952.18         SSGA MONEY MARKET FUND                        1,518,952.18     1,518,952.18              0.90%
                                                                    ---------------  ---------------
                                                                                                      ---------------
                                Grand total (c)                   $ 96,743,176.24    169,053,975.94          100.02%
                                                                    ===============  ===============  ===============

Notes to investments in securities:

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b)  Currently non-income producing assets.

     (c) At June 30, 2004, the cost for Federal income tax purposes was $96,743,176.24. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                  Gross unrealized appreciation                 $ 73,110,662.37
                  Gross unrealized depreciation                     (799,922.67)
                                                                 ---------------
                            Net unrealized appreciation         $ 72,310,739.70
                                                                 ===============

     (d) Foreign security values are stated in U.S. dollars. As of June 30, 2004, the value of foreign securities represented 0.81% of net assets.

See accompanying notes to financial statemetns                    22                 (Continued)

                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

     Face                                                                                                        Percent
    amount                                                                                       Market             of
  or shares         Security                                                   Cost             value (a)       net assets
---------------  -------------------------------------------------------  ----------------   ----------------  -------------
  Common stocks:
   Consumer discretionary:
        70,850          ALLIANCE GAMING CORP (b)                        $    1,308,237.73       1,215,786.00
       109,700          AQUANTIVE INC (b)                                    1,112,405.91       1,083,836.00
         4,700          BANDAG INC                                             195,441.42         209,291.00
        17,650          BLYTH INC                                              578,229.42         608,748.50
        42,300          BOMBAY COMPANY INC (b)                                 217,333.17         259,299.00
        74,400          CHARLOTTE RUSSE HLDG INC (b)                           861,277.43       1,590,672.00
        59,450          ELECTRONICS BOUTIQUE HLDGS COR (b)                   1,057,954.33       1,565,913.00
       104,500          GAMESTOP CORP (b)                                    1,635,520.90       1,590,490.00
        47,350          GENESCO INC (b)                                        757,931.67       1,118,880.50
        68,040          GOODYS FAMILY CLOTHING INC                             481,913.19         705,574.80
        44,100          GYMBOREE CORP (b)                                      600,470.73         677,376.00
       287,450          HARTMARX CORP (b)                                    1,560,666.06       1,810,935.00
        27,000          IMPCO TECHNOLOGIES INC (b)                             157,201.40         170,910.00
        43,500          K SWISS INC                                            859,893.45         879,135.00
        23,178          RC2 CORP (b)                                           347,157.85         822,819.00
        19,700          ROWE COS (b)                                            95,387.21         108,350.00
        63,200          RUSH ENTERPRISES INC (b)                               756,861.45         815,280.00
        77,550          STAGE STORES INC (b)                                 1,904,821.09       2,920,533.00
        14,150          STRATTEC SEC CORP (b)                                  669,987.18         968,284.50
        29,000          WEST MARINE INC (b)                                    381,612.64         778,650.00
        39,350          HELEN OF TROY LTD (b)                                  479,405.93       1,450,834.50
                                                                          ----------------   ----------------
                                                                            16,019,710.16      21,351,597.80         12.36%
   Consumer staples:
       208,300          CHIQUITA BRANDS INTL INC (b)                         3,754,050.78       4,357,636.00
        36,950          NBTY INC (b)                                         1,011,716.17       1,085,960.50
        32,400          SANDERSON FARMS INC                                  1,475,658.10       1,737,288.00
                                                                          ----------------   ----------------
                                                                             6,241,425.05       7,180,884.50          4.16%
   Energy:
        76,600          DENBURY RES INC (b)                                  1,272,011.51       1,604,770.00
        70,200          FOREST OIL CORP (b)                                  1,710,788.60       1,917,864.00
        12,000          GIANT INDS INC (b)                                     227,577.30         264,000.00
       136,700          OIL STATES INTL INC (b)                              1,656,285.52       2,091,510.00
       113,600          REMINGTON OIL GAS CORP (b)                           2,038,573.43       2,680,960.00
        26,100          ST MARY LD & EXPL CO                                   567,231.36         930,465.00
       127,400          SUPERIOR ENERGY SVCS INC (b)                         1,149,251.13       1,280,370.00
        52,500          TSAKOS ENERGY NAVIGATION LTD (d)                       961,591.44       1,782,900.00
        14,500          WILLBROS GROUP INC (b)                                 205,416.50         218,515.00
                                                                          ----------------   ----------------
                                                                             9,788,726.79      12,771,354.00          7.39%
   Financials:
       107,650          AMERICAN MED SEC GROUP INC (b)                       1,963,909.19       2,933,462.50
       113,000          EDUCATION LENDING GROUP INC (b)                      1,399,704.59       2,005,750.00
        78,800          ENCORE CAP GROUP INC (b)                             1,033,426.63       1,040,948.00
        31,550          FIRST CMNTY BANCORP CALIF                            1,016,452.34       1,212,782.00
        55,600          GREATER BAY BANCORP                                  1,017,974.66       1,606,840.00
       159,500          LA QUINTA CORP (b)                                     835,436.90       1,339,800.00
        55,600          LABRANCHE & CO INC (b)                                 457,210.44         468,152.00
       188,880          MFA MTG INVTS INC                                    1,807,417.24       1,681,032.00
       126,250          ONE LIBERTY PROPERTIES INC                           2,128,829.91       2,292,700.00
        36,100          PENNSYLVANIA REAL ESTATE INVT                        1,291,401.17       1,236,425.00
        17,150          REDWOOD TR INC                                         538,955.50         954,912.00
        37,150          REINSURANCE GROUP AMER INC                           1,097,672.10       1,510,147.50
        55,950          SELECTIVE INS GROUP INC                              1,175,783.07       2,231,286.00

See accompanying notes to financial statements                          23                   (Continued)


                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004
     Face                                                                                                        Percent
    amount                                                                                       Market             of
  or shares         Security                                                   Cost             value (a)       net assets
---------------  -------------------------------------------------------  ----------------   ----------------  -------------
  Financials (Cont'd):
        40,000          SOUTHERN CT BANCORP INC (b)                     $      340,000.00         350,800.00
         7,300          SUMMIT BANKSHARES INC FT WORTH                         204,820.21         212,430.00
       152,430          W HLDG CO INC                                        2,042,123.84       2,617,223.10
        30,000          WINDROSE MED PPTYS TR                                  328,500.00         329,700.00
        36,350          IPC HOLDINGS LTD BERMUDA (d)                           796,537.69       1,342,405.50
                                                                          ----------------   ----------------
                                                                            19,476,155.48      25,366,795.60         14.69%
   Healthcare:
        10,750          ACCREDO HEALTH INC (b)                                 199,124.60         418,712.50
        41,050          ALPHARMA  INC                                          748,223.45         840,704.00
        41,250          AMERIGROUP CORP (b)                                  1,686,743.52       2,029,500.00
       142,650          BIOSOURCE INTL INC (b)                                 886,263.10       1,007,109.00
       145,050          CHRONIMED INC (b)                                    1,103,210.45       1,182,157.50
        37,000          COMPEX  TECHNOLOGIES INC (b)                           222,930.65         227,550.00
        15,600          CTI MOLECULAR IMAGING INC (b)                          202,697.23         221,208.00
        85,150          CURATIVE HEALTH SVCS INC NEW (b)                     1,132,086.19         737,399.00
       245,100          DRAXIS HEALTH INC (b)                                1,053,851.18       1,093,146.00
        50,000          HARVARD BIOSCIENCE INC (b)                             235,065.60         224,000.00
        37,250          HOLOGIC INC (b)                                        323,364.71         866,062.50
        30,200          K V PHARMACEUTICAL COMPANY (b)                         406,627.92         697,318.00
        28,500          KENDLE INTL INC (b)                                    211,228.05         220,875.00
       239,350          NORTH AMERN SCIENTIFIC INC (b)                       2,012,495.43       2,010,540.00
        48,850          ODYSSEY HEALTHCARE INC (b)                             842,168.55         919,357.00
        16,500          OPTION CARE INC                                        214,789.95         251,790.00
        95,939          ORTHOLOGIC CORP (b)                                    290,179.33         831,791.13
        49,550          PAR PHARMACEUTICAL COS INC (b)                       1,984,655.71       1,744,655.50
        52,000          PHARMACEUTICAL PROD DEV INC (b)                      1,519,311.17       1,652,040.00
        69,600          PROVINCE HEALTHCARE CO (b)                             779,707.90       1,193,640.00
        59,900          REHABCARE GROUP INC (b)                                867,494.70       1,595,137.00
        10,000          SCHICK TECHNOLOGIES INC (b)                            119,883.00         134,500.00
        60,950          SELECT MED CORP                                        805,183.08         817,949.00
        61,350          VITAL IMAGES INC (b)                                   630,387.73         760,740.00
                                                                          ----------------   ----------------
                                                                            18,477,673.20      21,677,881.13         12.55%
   Industrials:
        10,700          AMERICAN SCIENCE & ENGR INC (b)                        208,585.40         223,844.00
       112,750          COVENANT TRANS INC (b)                               1,832,603.79       1,926,897.50
        66,622          DONNELLEY R R & SONS CO                              1,110,306.39       2,199,858.44
       192,350          FRONTIER AIRLS INC NEW (b)                           1,983,594.48       2,092,768.00
        93,200          GRIFFON CORP (b)                                     1,689,607.67       2,076,496.00
        51,900          HARLAND JOHN H CO                                    1,504,758.37       1,523,265.00
        31,700          HEARTLAND EXPRESS INC                                  716,745.76         867,312.00
        54,650          LABOR READY INC (b)                                    461,676.08         847,075.00
        25,900          LYDALL INC (b)                                         241,080.38         253,043.00
        14,500          METROLOGIC INSTRS INC (b)                              222,507.00         289,130.00
        41,850          NAVIGANT CONSULTING CO (b)                             401,628.70         897,264.00
       152,800          P A M TRANSN SVCS INC (b)                            3,169,464.67       2,918,480.00
       102,600          PACER INTL INC TN (b)                                2,021,676.98       1,898,100.00
        30,000          PURE CYCLE CORP (b)                                    270,000.00         274,500.00
        27,150          WATTS WATER TECHNOLOGIES INC                           503,692.99         731,692.50
                                                                          ----------------   ----------------
                                                                            16,337,928.66      19,019,725.44         11.01%

See accompanying notes to financial statements                          24                   (Continued)


                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004
     Face                                                                                                        Percent
    amount                                                                                       Market             of
  or shares         Security                                                   Cost             value (a)       net assets
---------------  -------------------------------------------------------  ----------------   ----------------  -------------
   Information technology:
        35,950          ANALOGIC CORP                                   $    1,595,459.69       1,525,358.50
       141,150          AUGUST TECHNOLOGY CORP (b)                           2,094,903.84       1,770,021.00
       133,650          BROOKTROUT INC (b)                                     905,323.42       1,444,756.50
        30,000          CABLE DESIGN TECHNOLOGIES CORP (b)                     301,653.00         318,000.00
        30,100          CAPTIVA SOFTWARE CORP DEL (b)                          287,640.45         291,669.00
        75,950          CEVA INC (b)                                           573,910.45         600,764.50
       214,950          CREDENCE SYSTEMS CORP (b)                            2,430,557.87       2,966,310.00
        20,667          DENDRITE INTL INC (b)                                  326,509.28         383,992.86
        60,950          DUCOCORP INC (b)                                       461,027.84         533,922.00
       144,800          ENTEGRIS INC (b)                                     1,532,853.21       1,675,336.00
       176,300          GENESIS MICROCHIP INC DEL (b)                        2,723,063.78       2,427,651.00
        85,350          INFOCUS CORP (b)                                       687,395.70         725,475.00
       168,459          INTEGRATED DEVICE TECHNOLOGY (b)                     2,166,216.89       2,331,472.56
        31,650          INTERMAGNETICS GEN CORP (b)                            781,317.82       1,077,049.50
       157,150          MPS GROUP INC (b)                                    1,284,415.02       1,904,658.00
         6,700          MAPICS INC (b)                                          59,958.30          70,752.00
       283,400          MAXTOR CORP (b)                                      2,442,742.67       1,878,942.00
        46,100          MENTOR GRAPHICS CORP (b)                               630,806.85         713,167.00
        52,050          MERIX CORP (b)                                         535,864.79         590,247.00
        56,000          MICROTUNE INC DEL (b)                                  184,194.00         261,520.00
        60,950          OVERLAND STORAGE INC (b)                               847,348.59         810,025.50
        19,000          PC TEL INC (b)                                         211,744.00         224,200.00
        64,800          PHOTRONICS INC (b)                                     863,234.63       1,227,312.00
       296,853          REMEC INC (b)                                        1,993,260.65       1,876,110.96
        33,950          ROPER INDS                                           1,590,755.07       1,931,755.00
       206,650          SKYWORKS SOLUTIONS INC (b)                           1,670,238.07       1,804,054.50
        13,500          TSR INC                                                 89,536.85          87,750.00
       179,800          TRIZETTO GROUP INC (b)                               1,179,903.24       1,204,660.00
        35,050          VIASAT INC (b)                                         433,730.40         874,497.50
        88,000          ZORAN CORP (b)                                       1,476,146.05       1,614,800.00
                                                                          ----------------   ----------------
                                                                            32,361,712.42      35,146,229.88         20.34%
   Materials:
        55,450          AIRGAS INC                                           1,183,575.52       1,325,809.50
        36,450          CLEVELAND CLIFFS INC (b)                             1,799,115.48       2,055,415.50
       136,900          COMMERCIAL METALS CO                                 3,301,954.11       4,442,405.00
        28,850          EAGLE MATLS INC                                      1,891,627.08       2,048,927.00
        73,550          GEORGIA GULF CORP                                    1,816,080.87       2,637,503.00
        84,050          GIBRALTAR STEEL CORP                                 2,119,322.43       2,758,521.00
        49,650          OREGON STL MLS INC (b)                                 262,158.62         731,841.00
                                                                          ----------------   ----------------
                                                                            12,373,834.11      16,000,422.00          9.26%
   Utilities:
        39,700          CONNECTICUT WTR SVC INC                                722,678.65       1,018,702.00
        46,400          GREAT PLAINS ENERGY INC                              1,158,407.17       1,378,080.00
        70,775          MDU RES GROUP INC                                    1,374,253.53       1,700,723.25
        94,500          ONEOK INC NEW                                        1,799,718.54       2,078,055.00
        35,200          SEMCO ENERGY INC                                       219,328.40         204,864.00
                                                                          ----------------   ----------------
                                                                             5,274,386.29       6,380,424.25          3.69%

See accompanying notes to financial statements                          25                   (Continued)


                            CLEARWATER SMALL CAP FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004
     Face                                                                                                        Percent
    amount                                                                                       Market             of
  or shares         Security                                                   Cost             value (a)       net assets
---------------  -------------------------------------------------------  ----------------   ----------------  -------------
Rights/Warrants:
   Healthcare:
        18,541          DEL GLOBAL TECHNOLOGIES CORP (b)                $        4,635.25          14,832.80          0.01%
                                                                          ----------------   ----------------
                                                                                 4,635.25          14,832.80
Corporate Bonds:
   Healthcare:
        52,871          DEL GLOBAL TECHNOLOGIES CORP (b)
                           MATURING MARCH 28, 2007, ZERO COUPON                 27,972.26          31,348.99
                                                                          ----------------   ----------------
                                                                                27,972.26          31,348.99          0.02%
Cash equivalents:
  8,633,168.39          SSGA MONEY MARKET FUND                               8,633,168.39       8,633,168.39          5.00%
                                                                          ----------------   ----------------  -------------

                                    Grand Total (c)                     $  145,017,328.06     173,574,664.78        100.48%
                                                                          ================   ================  =============

Notes to Investments in Securities

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b)  Currently non-income producing assets.

     (c) At June 30, 2004, the cost for Federal income tax purposes was $145,017,328.06. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                    Gross unrealized appreciation            $   31,351,942.26
                    Gross unrealized depreciation                (2,794,605.54)
                                                               ----------------
                                Net unrealized appreciation  $   28,557,336.72
                                                               ================

     (d) Foreign security values are stated in U.S. dollars. As of June 30, 2004, the value of foreign securities represented 1.02% of net assets.

See accompanying notes to financial statements                          25                   (Continued)

                         CLEARWATER TAX EXEMPT BOND FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004


     Face                                                                                                      Percent
    Amount                                                Maturity     Coupon                   Market            of
  or shares                     Security                    date       rate        Cost       Value (a)       net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------

CLOSED-END FUNDS:
       61,000     BLACKROCK INSD MUN 2008                                    $   859,233.75    985,150.00
                                                                               ------------- -------------
                                                                                 859,233.75    985,150.00           0.66%

MUNICIPAL BONDS:
      950,000     ABILENE TX HLTH FACS DEV CORP          11/15/2028    5.250     950,049.72    949,287.50
      220,000     AKRON OH CTFS PARTN                     12/1/2016    6.900     201,295.97    236,073.20
      350,000     AKRON OH CTFS PARTN                     12/1/2007    6.500     377,269.93    373,005.50
      400,000     ALABAMA HSG FIN AUTH SNGL FAM           10/1/2025    6.650     404,254.26    409,012.00
      200,000     ALABAMA SPL CARE FACS FING              11/1/2019    5.000     212,276.55    206,892.00
      650,000     ALASKA ST HSG FIN CORP    ( c )         12/1/2027    6.254     153,552.70    149,292.00
      995,000     ALASKA ST HSG FIN CORP    ( c )         12/1/2017    6.239     437,448.27    458,575.60
      185,000     ALLEGHENY CNTY PA HOSP DEV               9/1/2023    5.200     189,486.17    185,392.20
      225,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2005    2.500     225,000.00    225,103.50
      400,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2007    3.100     396,348.93    397,744.00
      300,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2008    3.300     295,313.23    295,077.00
      340,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2009    3.500     332,707.57    332,475.80
      350,000     ALLEGHENY CNTY PA HOSP DEV               4/1/2010    3.875     340,746.87    344,452.50
      250,000     ALLEGHENY CNTY PA RSDTL MTG RE          10/1/2036    6.350     262,185.81    260,410.00
      800,000     ARIZONA HEALTH FACS AUTH REV           11/15/2009    6.500     800,000.00    813,312.00
      500,000     AUSTIN TX CONV ENTERPRISES               1/1/2023    6.000     522,438.74    499,720.00
      500,000     AUSTIN TX CONVENTION ENTERPRIS           1/1/2016    6.375     503,890.07    519,635.00
      500,000     AUSTIN TX UTIL SYS REV                  5/15/2018    5.250     501,980.04    501,100.00
      125,000     BEAUMONT TX HSG AUTH MLT FAM            11/1/2010    6.750     120,228.34    117,893.75
      550,000     BEAVER CNTY PA POLLUTN CTL REV           5/1/2020    7.750     589,137.33    594,121.00
      880,000     BELLEFONTAINE OH HOSP REV               12/1/2013    6.000     900,553.88    899,835.20
      225,000     BENTON HARBOR MI CHARTER                 5/1/2009   10.000     225,000.00    221,375.25
      250,000     BEVERLY HILLS CA PUB FIN AUTH            6/1/2023    5.000     247,510.38    251,580.00
      815,000     BEXAR CNTY TX HSG FIN CORP MF            4/1/2030    9.000     814,325.00    760,011.95
      665,000     BEXAR CNTY TX HSG FIN CORP MF            8/1/2030    8.125     639,813.38    611,420.95
    1,250,000     BEXAR CNTY TX HSG FIN CORP MF            6/1/2031   10.500   1,250,000.00  1,186,387.50
      550,000     BEXAR CNTY TX HSG FIN CORP MF           9/15/2021    8.750     550,000.00    517,220.00
    1,175,000     BEXAR CNTY TX HSG FIN CORP MF           12/1/2036    9.250   1,145,450.34  1,137,999.25
      995,000     BEXAR CNTY TX REV                       8/15/2022    5.750   1,079,278.85  1,050,739.90
      250,000     BIRMINGHAM BAPTIST MED CTR AL           8/15/2023    5.500     257,509.67    252,977.50
      750,000     BRISTOL CT RES RECOVERY FAC              7/1/2014    6.500     804,486.99    792,765.00
      250,000     BROADVIEW IL TAX INCREMENT               7/1/2007    5.000     253,752.10    255,905.00
      125,000     BROWNSVILLE TX   ( c )                  2/15/2011    4.887      90,641.37     87,843.75
      185,000     BULLHEAD CITY AZ SPL ASSMT               1/1/2010    6.100     188,766.43    189,005.25
       80,000     CALCASIEU PARISH LA PUB TR AUT          11/1/2012    6.875      80,837.50     80,343.20
    1,325,000     CALIFORNIA CNTY CALIF TOB                6/1/2019    4.750   1,275,921.13  1,296,406.50
      165,000     CALIFORNIA ST                           10/1/2020    5.250     170,453.32    170,646.30
      250,000     CALIFORNIA ST DEPT WTR RES               7/1/2022    5.250     251,437.14    251,195.00
      580,000     CALIFORNIA ST DEPT WTR RES CEN          12/1/2022    5.000     584,894.96    584,431.20
      650,000     CALIFORNIA ST ECONOMIC REC               7/1/2017    5.000     669,463.35    673,881.00
      375,000     CALIFORNIA ST PUB WKS LEASE              6/1/2021    5.500     383,542.86    379,518.75
    1,500,000     CALIFORNIA STATEWIDE CMNTYS             10/1/2020   11.000   1,500,000.00  1,496,310.00
    1,250,000     CALIFORNIA STATEWIDE CMNTYS              1/1/2012    5.625   1,250,000.00  1,250,087.50
      105,000     CAPITAL REGION CMNTY DEV DIST            5/1/2006    5.950     104,907.44    104,944.35
      400,000     CAPITAL TR AGY FL REV                   10/1/2007    8.500     400,000.00    421,784.00
      500,000     CAPITAL TR AGY FL REV                   10/1/2033    8.950     500,000.00    577,535.00
      500,000     CAPITAL TR AGY FLA MULTIFAMILY           6/1/2013    4.750     500,000.00    473,315.00
    1,000,000     CARVER CNTY MN HSG & REDEV               8/1/2027    5.875     945,133.59  1,018,380.00
      580,000     CEDAR RAPIDS IA PLTN CTL REV            11/1/2023    5.500     596,053.01    592,852.80
      400,000     CHARTIERS VALLEY PA INDL                8/15/2012    5.000     396,029.00    391,852.00
      450,000     CHESTERFIELD CNTY VA INDL DEV            7/1/2019    5.200     405,635.46    458,244.00
      250,000     CHESTERFIELD CNTY VA INDL DEV            6/1/2017    5.875     258,728.00    265,490.00
      250,000     CHESTERFIELD MO REV                     4/15/2016    4.500     248,620.81    253,792.50
    1,000,000     CHICAGO IL GAS SUPPLY REV                6/1/2025    6.100   1,066,851.79  1,048,420.00

See accompanying notes to financial statements                               27              (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

Face                                                                                                      Percent
    Amount                                                Maturity     Coupon                   Market            of
  or shares                     Security                    date       rate        Cost       Value (a)       net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------
Municipal bonds (Cont'd):

    1,000,000     CHICAGO IL GAS SUPPLY REV                6/1/2025    6.100 $ 1,073,520.12  1,051,720.00
      300,000     CHICAGO IL MET HSG DEV CORP              7/1/2022    6.850     310,696.35    307,275.00
      340,000     CHICAGO IL OHARE INTL ARPT REV           1/1/2018    5.000     351,771.85    346,827.20
    1,000,000     CHICAGO IL TAX INCREMENT                12/1/2008    6.500     976,625.01  1,070,420.00
      500,000     CITIZEN POTAWATOMI NATION OK             9/1/2016    6.500     500,000.00    502,205.00
      250,000     CITY OF DEARBORN HEIGHTS BUILD          10/1/2027    5.150     259,591.35    250,352.50
      950,000     CLARK CNTY NV INDL DEV REV              10/1/2022    7.200     962,531.44    986,765.00
      500,000     CLARK CNTY NV POLLUTN CTL REV            6/1/2019    6.600     522,048.76    514,400.00
      745,000     CLAY CNTY IL HOSP REV                   12/1/2018    5.700     745,000.00    714,782.80
      500,000     COLLIER CNTY FL HLTH FACS AUTH          12/1/2019    7.000     520,742.81    519,660.00
       30,000     COLLINSVILLE IL INDL DEV REV            11/1/2004    6.000      29,970.93     29,927.70
      275,000     COLORADO EDL & CULTURAL FACS            6/15/2012    4.625     268,745.33    266,101.00
      250,000     COLORADO HEALTH FACS AUTH REV           12/1/2007    6.200     261,632.80    262,357.50
      500,000     COLORADO HEALTH FACS AUTH REV            9/1/2025    6.125     525,262.16    519,310.00
    1,000,000     COLORADO HEALTH FACS AUTH REV           10/1/2027    5.900   1,015,668.10  1,010,100.00
      295,000     COLORADO HEALTH FACS AUTH REV           12/1/2008    4.400     291,500.52    296,295.05
      575,000     COLORADO HEALTH FACS AUTH REV           12/1/2010    6.250     583,242.17    616,630.00
      500,000     CONCORDE ESTATES CMNTY DEV DIS           5/1/2011    5.000     497,119.60    496,570.00
    1,000,000     CONNECTICUT ST ARPT REV                 10/1/2012    7.650   1,029,914.06  1,015,760.00
      465,000     CONNECTICUT ST HLTH & EDL FAC           11/1/2012    5.875     473,925.21    475,839.15
      250,000     CONNECTICUT ST HLTH & EDL FACS           7/1/2013    6.750     258,909.92    251,017.50
      200,000     CONNECTICUT ST HLTH & EDL FACS           7/1/2014    6.200     206,145.19    200,722.00
      460,000     CONNECTICUT ST HLTH & EDL FACS          11/1/2012    5.875     470,397.27    469,775.00
      750,000     CONVERSE CNTY WY HOSP REV               12/1/2015    7.900     750,000.00    773,137.50
      250,000     CORALVILLE IA                            6/1/2018    5.000     247,513.37    238,407.50
      295,000     COW CREEK BANK UMPQUA TRIBE              7/1/2012    5.100     280,592.33    301,675.85
    1,070,000     CROW FIN AUTH MINN TRIBAL PUR           10/1/2017    5.650   1,005,477.28  1,100,644.80
      400,000     DADE CNTY FL HLTH FAC HOSP REV          5/15/2021    5.250     406,105.57    402,680.00
      270,000     DAKOTA CNTY MN HSG & REDEV              2/20/2032    6.875     281,312.76    290,538.90
       80,000     DALLAS TX HSG CORP CAP PROGRAM          12/1/2009    7.875      80,000.00     82,386.40
       60,000     DALLAS TX HSG CORP CAP PROGRAM          12/1/2009    7.750      60,624.82     60,855.00
      505,000     DALLAS TX HSG FIN CORP                 10/20/2032    6.750     522,162.99    548,733.00
      350,000     DAYTON OH ARPT REV                      12/1/2015    5.250     371,998.46    365,172.50
      250,000     DELAWARE CNTY PA AUTH HOSP REV         12/15/2020    6.000     252,455.59    250,837.50
      215,000     DELAWARE CNTY PA AUTH HOSP REV         12/15/2020    5.300     221,977.78    219,665.50
      300,000     DELAWARE ST HLTH FACS AUTH REV           6/1/2024    6.800     307,802.88    306,795.00
      700,000     DOUBLE BRANCH CMNTY DEV DIST             5/1/2008    5.125     697,946.26    700,217.00
       21,332     DREW CNTY AR PUB FACS BRD                8/1/2011    7.750      21,330.97     21,346.23
      930,000     EAGLE MOUNTAIN UT SPL ASSMT              2/1/2007    8.000     930,000.00    938,751.30
      800,000     EDEN PRAIRIE MN MLT FAM HSG             2/20/2043    6.200     876,761.00    855,224.00
      500,000     EL PASO TX HEALTH FACS DEV              8/15/2012    7.000     500,000.00    501,785.00
    1,500,000     ESCAMBIA CNTY FL HLTH FAC REV            7/1/2020    5.950   1,589,592.50  1,559,850.00
      500,000     ESTHERVILLE IA HOSP REV                  7/1/2020    6.300     513,989.50    534,360.00
      800,000     FIDDLERS CREEK CMNTY DEV DIST            5/1/2013    5.750     793,131.82    802,840.00
      550,000     FISHAWK CMNTY DEV DIST II               11/1/2007    5.000     548,299.73    549,560.00
      700,000     FLORIDA HSG FIN CORP REV                10/1/2030    5.750     736,716.83    724,080.00
      250,000     FONTANA CA TAX ALLOCATION REV            9/1/2024    5.625     257,870.11    256,230.00
      250,000     FORT WORTH TX                            3/1/2014    4.650     252,487.48    251,955.00
      300,000     GA MUN ELEC RE R   ( c )                 1/1/2012    5.495     199,672.34    200,121.00
      415,000     GAINESVILLE & HALL CNTY GA             11/15/2010    6.400     402,382.60    422,179.50
      345,000     GAINESVILLE & HALL CNTY GA             11/15/2011    6.500     333,284.34    351,096.15
      380,000     GAINESVILLE & HALL CNTY GA             11/15/2015    6.750     358,414.18    387,068.00
      500,000     GARDEN GROVE CA CTFS PARTN               8/1/2023    5.700     514,965.91    511,265.00
      480,000     GATEWAY SVCS CMNTY DEV DIST FL           5/1/2010    5.500     476,440.30    481,766.40
      335,000     GOLDEN ST TOB SECURITIZATION             6/1/2021    5.000     325,849.55    328,872.85
      500,000     GOLDEN ST TOB SECURIZATION COR           6/1/2016    5.250     508,757.16    503,255.00
      585,000     GROVE CITY PA AREA HOSP AUTH             7/1/2012    5.250     584,204.05    582,168.60

See accompanying notes to financial statements                               28              (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

Face                                                                                                      Percent
    Amount                                                Maturity     Coupon                   Market            of
  or shares                     Security                    date       rate        Cost       Value (a)       net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------

Municipal bonds (Cont'd):

      500,000     HAWAII ST DEPT BUDGET & FIN            11/15/2009    6.750 $   500,000.00    508,710.00
      500,000     HAWAII ST DEPT BUDGET & FIN SP         11/15/2009    6.250     500,000.00    503,195.00
      150,000     HILLSBOROUGH CNTY FL                    10/1/2005    2.500     150,090.08    150,486.00
      200,000     HILLSBOROUGH CNTY FL INDL DEV           8/15/2024    5.800     210,171.47    204,788.00
    1,250,000     HOFFMAN ESTATES IL TAX INCRMNT   ( c )  5/15/2007    4.152   1,110,502.55  1,122,450.00
      850,000     HOUSTON TX HLTH FACS DEV CORP           2/15/2023    7.000     850,000.00    851,105.00
      350,000     HOUSTON TX HLTH FACS DEV CORP           2/15/2034    5.000     350,000.00    345,520.00
      250,000     HOUSTON TX HLTH FACS DEV CORP           2/15/2034    4.750     250,000.00    247,637.50
      120,000     IDAHO HEALTH FACS AUTH HOSP              8/1/2009    5.750     121,257.42    120,991.20
      110,000     IDAHO HEALTH FACS AUTH HOSP              8/1/2010    6.000     111,053.75    110,772.20
      110,000     IDAHO HEALTH FACS AUTH REV               3/1/2005    4.800     110,390.43    110,630.30
      120,000     IDAHO HEALTH FACS AUTH REV               3/1/2007    5.000     120,735.81    121,453.20
      125,000     IDAHO HEALTH FACS AUTH REV               3/1/2008    5.100     125,405.40    126,836.25
      105,000     IDAHO HEALTH FACS AUTH REV               3/1/2009    5.200     104,992.15    105,757.05
      125,000     IDAHO HEALTH FACS AUTH REV               3/1/2010    5.300     124,386.78    125,688.75
      145,000     IDAHO HEALTH FACS AUTH REV               3/1/2011    5.400     144,229.64    145,191.40
      155,000     IDAHO HEALTH FACS AUTH REV               3/1/2012    5.500     154,098.82    155,451.05
    1,300,000     ILLINOIS DEV FIN AUTH POLLUTN            3/1/2014    5.500   1,366,757.52  1,329,679.00
    1,000,000     ILLINOIS DEV FIN AUTH POLLUTN           8/15/2026    5.950   1,027,329.00  1,016,070.00
      195,000     ILLINOIS DEV FIN AUTH REV                7/1/2006    5.000     197,067.93    200,173.35
      250,000     ILLINOIS DEV FIN AUTH REV                7/1/2009    5.900     257,824.94    259,907.50
    1,000,000     ILLINOIS DEV FIN AUTH REV                7/1/2019    6.050     997,258.66  1,017,180.00
      475,000     ILLINOIS EDL FACS AUTH REVS             12/1/2017    6.875     486,336.98    485,440.50
      400,000     ILLINOIS HLTH FACS AUTH REV             12/1/2006    6.650     400,000.00    400,376.00
      490,000     ILLINOIS HLTH FACS AUTH REV              5/1/2011    6.250     500,592.83    491,749.30
      500,000     ILLINOIS HLTH FACS AUTH REV             2/15/2019    6.000     511,088.70    511,520.00
      315,000     ILLINOIS HSG DEV AUTH ELDERLY            1/1/2007    6.625     316,592.21    318,735.90
      620,000     INDIANA HLTH FAC FING AUTH REV          8/15/2009    4.750     573,088.29    634,687.80
      150,000     INDIANA HLTH FAC FING AUTH REV          8/15/2018    5.000     126,089.51    142,056.00
      750,000     INDIANA HLTH FAC HOSP REV                8/1/2008    6.000     768,444.29    789,982.50
       85,000     INDIANA HLTH FAC HOSP REV               2/15/2005    4.500      85,119.63     86,072.70
      350,000     INDIANA HLTH FAC HOSP REV               2/15/2018    5.250     355,827.04    354,137.00
      250,000     INDIANA HLTH FAC HOSP REV                1/1/2023    6.000     260,921.65    253,080.00
      500,000     INDIANA TRANSN FIN ARPT LEASE           11/1/2016    6.250     534,243.80    506,025.00
      205,000     INDIANAPOLIS IN ECON DEV REV   ( b )    10/1/2010    7.250     208,403.59    161,950.00
      200,000     INTERLOCKEN MT CIST CO                 12/15/2019    5.750     219,210.05    210,736.00
      275,000     INTERMOUNTAIN PWR AGY UT REV             7/1/2020    5.500     283,705.87    278,654.75
      250,000     INTERMOUNTAIN PWR AGY UT REV             7/1/2017    5.250     254,120.15    253,270.00
      100,000     KANSAS CITY MO PORT AUTH FACS           10/1/2005    5.750     101,900.75    101,666.00
      750,000     KING CNTY WASH HSG AUTH HSG              3/1/2026    7.200     790,257.97    786,600.00
      100,000     LAMAR CNTY MS POLLUTN CTL REV           12/1/2006    4.850     102,693.04    101,914.00
    1,000,000     LAWRENCE IN POLLUTN CTL REV             11/1/2019    5.900   1,030,848.29  1,010,800.00
      250,000     LEHIGH CNTY PA GEN PURP AUTH             4/1/2017    6.650     266,266.53    262,155.00
      300,000     LEWIS CNTY WA PUB HOSP DIST             12/1/2011    6.000     302,873.76    312,570.00
      500,000     LEWISVILLE TX COMBINATION CONT           9/1/2012    5.750     516,386.13    523,835.00
      150,000     LOMA LINDA CA HOSP REV                  12/1/2022    5.375     154,746.70    152,928.00
      800,000     LONG BEACH MISS URBAN RENEWAL            3/1/2026    8.000     800,000.00    766,248.00
      400,000     LOUDOUN CNTY VA DEV INDL AUTH            8/1/2028    5.000     400,000.00    400,356.00
      545,000     LOUISIANA LOC GOVT ENVIR FACS           6/20/2028    8.000     545,000.00    516,480.15
    1,350,000     LOUISIANA PUB FACS AUTH REV             10/1/2011    6.250   1,188,051.81  1,316,506.50
      185,000     LUBBOCK TX HLTH FACS DEV CORP           1/20/2010    5.000     185,000.00    192,113.25
      265,000     LUBBOCK TX HLTH FACS DEV CORP           3/20/2012    5.000     265,000.00    277,115.80
      350,000     LUCAS CNTY OH HEALTH CARE FAC           8/15/2015    6.375     338,138.95    368,434.50
      550,000     LUCAS CNTY OH HEALTH CARE FAC            3/1/2027    4.100     550,000.00    557,408.50
      750,000     MANCHESTER N H HSG & REDEV   ( c )       1/1/2021    6.000     282,333.28    270,757.50
      250,000     MANCHESTER NH HSG & REDEV                1/1/2015    6.750     271,469.12    272,047.50
      500,000     MARICOPA CNTY AZ INDL DEV                7/1/2012    6.500     500,000.00    517,470.00

See accompanying notes to financial statements                               29              (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

Face                                                                                                      Percent
    Amount                                                Maturity     Coupon                   Market            of
  or shares                     Security                    date       rate        Cost       Value (a)       net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------

Municipal bonds (Cont'd):

      820,000     MARICOPA CNTY AZ INDL DEV               11/1/2010    9.000 $   820,000.00    816,908.60
      300,000     MARTIN CNTY FL  HEALTH FACS            11/15/2004    3.350     300,273.76    301,239.00
      215,000     MARTIN CNTY FL SPL ASSMT REV            11/1/2015    6.100     226,601.58    220,101.95
      790,000     MARYLAND ST HEALTH & HIGHER ED           1/1/2012    5.000     794,332.09    795,158.70
      150,000     MASHANTUCKET WESTERN PEQUOT   ( c )      9/1/2009    6.300     108,859.90    119,235.00
      350,000     MASSACHUSETTS ST HLTH EDL FACS         11/15/2009    5.125     357,297.25    360,661.00
      250,000     MCKEAN CNTY PA HOSP AUTH REV            10/1/2013    6.000     256,661.54    254,335.00
      115,000     MDAHO HEALTH FACS AUTH REV               3/1/2006    4.900     115,724.82    116,191.40
      250,000     MECKLENBURG CNTY NC INDL FACS           12/1/2009    5.250     254,949.24    250,657.50
      120,000     MEDITERRA NO CMNTY DEV DIST FL           5/1/2008    6.000     119,789.19    119,914.80
      855,000     MET GOVT NASHVILLE DAVIDSON TN   ( b )  6/20/2036   10.000     855,000.00    693,815.40
      300,000     METROPOLITAN PIER & EXPO IL             6/15/2012    5.250     311,543.14    314,025.00
      900,000     MIAMI BEACH FL HLTH FACS HOSP          11/15/2008    6.125     900,000.00    897,849.00
      250,000     MICHIGAN ST HOSP FIN AUTH REV          10/15/2007    5.250     254,628.16    255,377.50
      700,000     MICHIGAN ST STRATEGIC FD                 6/1/2014    4.600     700,000.00    724,059.00
      750,000     MISSOURI ST DEV FIN BRD FACS             4/1/2015    6.000     750,000.00    789,075.00
      350,000     MISSOURI ST HLTH & EDL FAC REV   ( b )   7/1/2016    6.750     343,762.46    262,500.00
      300,000     MONROE LA SALES TAX INCREMENT            3/1/2016    4.400     295,942.42    288,318.00
      665,000     MONROE MCKEEN PLAZA HSG DEV LA           2/1/2012    6.800     670,638.19    679,038.15
       95,000     MONTGOMERY AL MED CLINIC BRD             3/1/2006    7.375      95,148.94     95,287.85
      500,000     MONTGOMERY AL MED CLINIC BRD             3/1/2015    7.000     505,719.64    500,975.00
    1,500,000     MONTGOMERY CNTY PA INDL DEV            11/15/2017    5.750   1,569,291.00  1,514,595.00
      470,000     MONTGOMERY CNTY PA INDL DEV            11/15/2012    5.625     494,554.06    483,056.60
      400,000     MORGAN CNTY COLO POLLUTN CTL             6/1/2012    5.500     403,272.00    401,268.00
      800,000     MOUNT CARBON MET DIST CO REV             6/1/2043    7.000     800,000.00    800,000.00
      650,000     MOUNTAIN REGL WTR SPL SVC DIST          12/1/2008    6.250     644,523.23    638,800.50
      200,000     NEBRASKA INVT FIN AUTH REV              12/1/2011    5.125     212,992.11    208,930.00
      380,000     NEW HAMPSHIRE ST HSG FIN AUTH   ( c )    1/1/2014    8.540     161,645.07    172,991.20
      500,000     NEW HAMPSHIRE ST INDL DEV AUTH          12/1/2009    5.500     500,199.84    505,495.00
    1,000,000     NEW JERSEY ECON HEAT COOL REV           12/1/2010    6.200   1,022,215.15  1,016,900.00
      250,000     NEW MEXICO HSG AUTH REGION               7/1/2017    6.000     250,000.00    245,472.50
      135,000     NEW MEXICO MTG FIN AUTH                  1/1/2026    6.950     142,804.07    138,163.05
      320,000     NEW YORK ST DORM AUTH REVS              5/15/2017    6.000     323,962.46    328,688.00
      200,000     NEW YORK ST DORM AUTH REVS               7/1/2022    5.750     203,750.06    200,024.00
      135,000     NEW YORK ST DORM AUTH REVS               2/1/2012    4.000     135,000.00    135,461.70
       15,000     NEW YORK ST ENVIRONMENTAL FACS          9/15/2011    7.100      15,163.93     15,067.80
      400,000     NEW YORK ST MED CARE FACS FIN           11/1/2020    5.375     410,660.64    408,772.00
      650,000     NEWPORT KY PUB PPTYS CORP REV            1/1/2027    8.500     639,495.62    667,394.00
      250,000     NORFOLK VA INDL DEV AUTH REV            11/1/2013    6.500     257,589.62    258,675.00
      320,000     NORTH CAROLINA MED CARE HLTH            11/1/2024    3.800     320,000.00    310,083.20
      250,000     NORTH CAROLINA MUN PWR AGY               1/1/2017    5.125     262,452.43    262,530.00
      250,000     NORTH FOREST INDPT SCH DIST             8/15/2012    6.125     268,559.44    262,270.00
      500,000     NORTH FOREST INDPT SCH DIST             8/15/2016    6.250     539,966.85    522,600.00
      670,000     NORTHERN TOB SECURITIZATION              6/1/2022    6.200     661,312.60    617,941.00
    1,000,000     NORTHRN CA PWR AGY PUB PWR REV           7/1/2009    5.000   1,016,209.44  1,001,150.00
      500,000     OCEANSIDE CA CTFS PARTN                  8/1/2019    5.250     533,365.56    523,185.00
      750,000     OHIO ST AIR QUALITY DEV AUTH            12/1/2020    6.375     753,155.74    760,162.50
      200,000     OHIO ST AIR QUALITY DEV AUTH             1/1/2024    5.450     205,692.08    204,412.00
      400,000     OKLAHOMA DEV FIN AUTH HOSP              12/1/2023    5.125     392,028.51    386,616.00
      750,000     ONTERIE CTR HSG FIN CORP IL              7/1/2027    7.050     782,089.58    772,192.50
    1,000,000     ORANGE CNTY CA RECOVERY CTFS             7/1/2026    6.000   1,076,132.82  1,074,190.00
      180,000     OREGON ST HSG & CMNTY SVCS DEP           7/1/2022    5.700     185,770.29    186,478.20
      300,000     ORLEANS LA LEVEE DIST                   11/1/2014    5.950     320,255.41    325,299.00
      330,000     ORLEANS PARISH LA SCH BRD   ( c )        2/1/2015    5.643     181,138.38    192,597.90
      880,000     OTTUMWA IA HOSP FAC REV                 10/1/2010    6.000     881,137.87    890,498.40
    1,000,000     PALM BEACH CNTY FL HLTH FACS           11/15/2020    5.625   1,032,084.14  1,011,890.00

See accompanying notes to financial statements                               30              (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

Face                                                                                                      Percent
    Amount                                                Maturity     Coupon                   Market            of
  or shares                     Security                    date       rate        Cost       Value (a)       net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------

Municipal bonds (Cont'd):

       70,000     PARKLANDS WEST CMNTY DEV DIST            5/1/2006    6.000 $    69,877.06     69,891.50
      200,000     PATERSON NJ HSG FIN CORP                 2/1/2024    7.250     211,388.84    211,074.00
      600,000     PENNSYLVANIA ST HIGHER EDL              1/15/2022    6.000     624,062.88    628,284.00
      250,000     PENNSYLVANIA ST HIGHER EDL              1/15/2031    6.000     261,130.58    259,732.50
      500,000     PENNSYLVANIA ST HIGHER EDL              3/15/2030    5.750     517,279.53    511,405.00
       75,000     PENNSYLVANIA ST HIGHER EDL FAC         11/15/2016    5.875      81,159.71     80,085.00
      175,000     PENNSYLVANIA ST HIGHER EDL FAC         11/15/2016    5.875     176,383.79    186,865.00
      200,000     PENNSYLVANIA ST HIGHER EDL FAC         11/15/2021    5.875     219,758.50    208,880.00
      200,000     PHILADELPHIA PA GAS WKS REV              8/1/2021    5.250     206,145.95    204,358.00
      450,000     PHOENIX AZ INDL DEV AUTH MTG             1/1/2016    6.250     412,134.60    459,472.50
      500,000     PIERCE CNTY WA                           8/1/2025    5.375     516,900.57    512,055.00
      500,000     PIMA CNTY AZ INDL                        2/1/2015    6.625     500,000.00    489,750.00
      200,000     PIMA CNTY AZ INDL DEV                  12/15/2016    5.250     197,287.77    192,476.00
      350,000     PIMA CNTY AZ INDL DEV AUTH               8/1/2012    6.250     350,000.00    347,896.50
    1,050,000     PIMA CNTY AZ INDL DEV AUTH ED            2/1/2015    7.250   1,045,119.52  1,001,910.00
      150,000     PIMA CNTY AZ INDL DEV AUTH ED            7/1/2012    5.000     149,499.87    148,008.00
      400,000     PIMA CNTY AZ INDL DEV AUTH ED            7/1/2019    6.875     400,000.00    402,440.00
      200,000     PIMA CNTY AZ INDL DEV AUTH REV           2/1/2014    6.375     200,000.00    197,104.00
      225,000     PITT CNTY NC REV                        12/1/2010    5.375     242,443.14    240,426.00
    1,100,000     PLEASANTS CNTY WV POLL CTL               5/1/2015    6.150   1,188,179.40  1,157,387.00
      185,000     PLYMOUTH MN MULTIFAMILY HSG             6/20/2031    8.050     195,507.27    197,461.60
      250,000     PORT EVERGLADES AUTH FL IMPT             9/1/2016    5.000     254,206.34    250,467.50
      650,000     PORTLAND ME HSG DEV CORP                 8/1/2015    4.875     650,000.00    637,162.50
      250,000     PORTLAND ME HSG DEV CORP                 8/1/2021    5.700     250,000.00    243,730.00
      250,000     PRIVATE COLLEGES&UNIVS AUTH GA          10/1/2014    5.250     261,025.74    256,602.50
      145,000     REUNION EAST CMNTY DEV DIST             11/1/2007    5.900     144,556.59    144,830.35
      700,000     RHODE ISLAND HSG & MTG FIN              10/1/2004    5.350     703,538.46    705,369.00
      645,000     RHODE ISLAND ST HLTH & ED BLDG          10/1/2012    5.600     662,480.66    659,828.55
      150,000     ROSELLE ILL MULTI FAM HSG REV            1/1/2025    7.000     153,454.13    154,050.00
    1,000,000     SACRAMENTO CA PWR AUTH PROJ              7/1/2022    6.000   1,097,637.39  1,076,250.00
    1,200,000     SACRAMENTO CNTY CA SANTN DIST           12/1/2027    5.875   1,292,983.18  1,275,264.00
      500,000     SANDOVAL CNTY NM PROJ DEV                7/1/2015    7.750     500,000.00    501,460.00
    1,050,000     SHELBY CNTY TN HEALTH EDL HSG           12/1/2013    6.375   1,050,000.00  1,069,036.50
       80,000     SHELBY CNTY TN HLTH EDL & HSG            1/1/2026    6.600      80,131.57     68,200.00
      625,000     SHELBY CNTY TN HLTH EDL & HSG   ( b )    1/1/2029    5.550     556,862.50    315,625.00
      130,000     SHELBY CNTY TN HLTH EDL & HSG            1/1/2029    6.000       2,275.00      2,275.00
      150,000     SHELBY CNTY TN HLTH EDL & HSG   ( b )    1/1/2019    5.350     134,965.50     75,750.00
    1,000,000     SKOWHEGAN ME POLLUTN                    11/1/2013    5.900   1,013,387.98  1,023,490.00
      400,000     SOUTH CAROLINA EDL FACS AUTH            10/1/2026    5.500     420,429.58    414,388.00
    1,000,000     SOUTH CAROLINA JOBS ECON DEV            10/1/2005    6.750     998,353.11    991,850.00
      350,000     SOUTH LAKE CNTY HOSP DIST FLA           10/1/2008    4.250     349,319.21    348,257.00
      630,000     SOUTH LAKE CNTY HOSP FL                 10/1/2013    5.500     629,552.18    633,024.00
      190,000     SOUTHWESTERN ILL DEV AUTH REV            4/1/2010    6.000     185,985.00    184,989.70
      800,000     ST LOUIS CNTY MO HSG AUTH   ( b )       11/1/2014    8.500     800,000.00    656,592.00
    1,000,000     STERLING HILL CMNTY DEV DIST            11/1/2010    5.500     994,729.17  1,001,080.00
    1,000,000     SUBURBAN MOBILITY AUTH REGL             2/15/2009    4.900     992,325.38  1,010,630.00
    1,750,000     SULLIVAN IN POLLUTN CTL REV              5/1/2009    5.950   1,776,617.62  1,770,002.50
      297,000     SUNDANCE CMNTY FACS DIST AZ              7/1/2008    5.000     297,000.00    296,521.83
      500,000     SWEETWATER CNTY WY POLLUTN CTL          7/15/2026    6.050     535,367.18    525,935.00
      290,000     TANGIPAH0A PARISH LA HOSP SVC            2/1/2005    2.500     290,752.10    290,867.10
      465,000     TARRANT CNTY TX HSG FIN CORP   ( b )     6/1/2031   10.500     465,000.00    232,500.00
      250,000     TEMPLE TERRACE FLA WTR & SWR            10/1/2011    5.300     259,336.30    254,750.00
      385,000     TEXAS ST AFFORDABLE HSG CORP            10/1/2008    4.100     385,000.00    397,158.30
      250,000     TEXAS ST DEPT HSG & CMNTY                7/1/2016    6.350     259,665.71    257,812.50
      210,000     TEXAS ST DEPT HSG & CMNTY                7/1/2026    6.450     210,142.69    214,678.80
      800,000     TEXAS STUDENT HSG AUTH REV   ( b )       1/1/2033   11.000     800,000.00    447,392.00
      500,000     THREE RIVS JR COLLEGE DIST MO            9/1/2011    7.000     500,000.00    471,870.00

See accompanying notes to financial statements                               31              (Continued)


                         CLEARWATER TAX EXEMPT BOND FUND
                       Schedule of Investments (unaudited)
                                 June 30, 2004

Face                                                                                                      Percent
    Amount                                                Maturity     Coupon                   Market            of
  or shares                     Security                    date       rate        Cost       Value (a)       net assets
--------------    -------------------------------------  -----------  -------  ------------- -------------   -------------

Municipal bonds (Cont'd):

      975,000     TOBACCO SETTLEMENT AUTH WA               6/1/2026    6.500 $   972,548.37    893,743.50
      720,000     TOBACCO SETTLEMENT FING CORP             6/1/2019    4.375     658,507.01    698,392.80
       90,000     TOBACCO SETTLEMENT FING CORP             6/1/2009    5.000      91,932.62     90,216.00
      500,000     TOBACCO SETTLEMENT FING CORP             6/1/2011    5.000     523,259.62    516,565.00
    1,000,000     TOBACCO SETTLEMENT FING CORP             6/1/2010    5.500   1,043,329.28  1,031,010.00
      300,000     TOBACCO SETTLEMENT REV MGMT             5/15/2022    6.000     294,970.06    266,208.00
      840,000     TRAVIS CNTY TX HSG FIN CORP              6/1/2035    9.250     840,000.00    789,406.80
      200,000     UNIVERSITY CITY MO INDL DEV AU         12/20/2030    6.000     211,938.35    204,510.00
      310,000     VERMONT EDL & HLTH BLDGS AGY            6/15/2007    4.375     309,736.27    310,855.60
      300,000     VERRADO CMNTY FACS DIST NO 1            7/15/2013    6.000     300,000.00    299,061.00
      305,000     VISTA LAKES CMNTY DEV DIST FL            5/1/2008    5.800     304,201.51    305,128.10
      300,000     WASHINGTON ST NONPROFIT HSG              7/1/2027    6.125     317,939.93    318,336.00
      750,000     WAUKESHA WI REDEV AUTH REV              6/20/2043    8.000     750,000.00    741,127.50
      300,000     WESTCHESTER CNTY NY INDL DEV             7/1/2006    5.500     303,033.47    303,783.00
      200,000     WESTERN MONMOUTH UTILS AUTH NJ           2/1/2014    5.600     212,544.78    208,458.00
      155,000     WHITESIDE CNTY IL HSG AUTH               5/1/2005    6.450     156,808.59    154,342.80
      750,000     WISCONSIN ST HEALTH & EDL FACS         11/15/2028    6.250     781,295.89    783,367.50
      450,000     WISCONSIN ST HEALTH & EDL FACS           7/1/2017    6.000     466,464.74    476,176.50
      350,000     WISCONSIN ST HEALTH & EDL FACS           7/1/2021    6.000     361,428.00    364,801.50
      500,000     WISCONSIN ST HEALTH & EDL FACS         12/15/2020    5.500     535,138.07    521,565.00
    1,500,000     WISCONSIN ST HLTH & EDL FACS            12/1/2015    5.950   1,521,311.48  1,534,425.00
    1,405,000     WOODHILL PUB FAC CORP TEX               12/1/2015    7.250   1,383,466.15  1,420,497.15
      250,000     YORK CNTY PA INDL DEV AUTH REV          10/1/2019    6.450     257,808.17    257,712.50
                                                                               ------------- -------------
                                                                               146,508,936.86145,273,868.31        97.06%
Cash Equivalents:
 2,338,517.81     SSGA TAX-EXEMPT MONEY MARKET FUND                            2,338,517.81  2,338,517.81           1.56%
                                                                               ------------- -------------   -------------

                                                         Grand Total  (d)    $ 149,706,688.42148,597,536.12        99.28%

Notes to investments in securities:

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b)  Currently  non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

     (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

     (d) At June 30, 2004, the cost for Federal income tax purposes was $149,706,688.42. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                     Gross unrealized appreciation           $ 1,762,425.81
                     Gross unrealized depreciation             (2,871,578.11)
                                                               -------------
                        Net unrealized depreciation          $ (1,109,152.30)
                                                               =============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

                 Geographical Diversification                       Percent
              --------------------------------------------------------------

                  Texas                                               11.01  %
                  Florida                                              9.24
                  Illinois                                             9.12
                  California                                           8.79
                  Pennsylvania                                         6.01
                  Arizona                                              4.15
                  Indiana                                              3.84
                  Wisconsin                                            2.98
                  Colorado                                             2.95
                  Ohio                                                 2.53
                  Louisana                                             2.48
                  Other                                               36.90
                                                               -------------
                                                                     100.00  %
                                                               =============



See accompanying notes to financial statements                               32



Item 2. Code of Ethics.

(a) At the end of the period covered by this report the Trustees of the Clearwater Investment Trust have adopted a code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code

(c) During the period covered by this report no amendment has been made to the Trust's code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(d) During the period covered by this report the Trustees have granted no waivers, including implicit waivers, from any provision of the Trust's code of ethics that applies to the Trust's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the trust or a third party.

(e) Not applicable.

(f) See Item 10(a).

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this semi-annual report.

Item 5.

Form N-CSR disclosure requirement not applicable to open-end investment companies.

Item 6.

The schedule of investments is included in the report to shareholders filed under Item 1.of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for closed-end Management Investment Companies is not applicable to open-end Management Investment Companies.

Item 8.

Disclosure of Registrant purchases of Equity Securities for closed-end Management Investment Companies is not applicable to open-end Management Investment Companies.

Item 9.


                           Clearwater Investment Trust
        Disclosure Policies Regarding Nominating Committee Functions and Communications Between Shareholders and Trustees

The Independent Trustees of the Clearwater Investment Trust ("CIT" or "the Trust") serve as the Board's committee to nominate candidates for the office of Trustee ("Nominating Committee" or the "Committee"). No Trustee who is an Interested Person, as defined in section 2(a)(19) of the Investment Company Act of 1940 (the "40 Act") may act in this capacity.

The Current independent  Trustees are: Lucy R. Jones,  Lawrence H. King, Charles
W. Rasmussen and Laura E. King. The Independent Trustees comprise 80% of the Board.

The Nominating Committee does not have a charter separate from these policies. As a Massachusetts business trust the Trust does not hold annual meetings of shareholders. Special meetings are held when required by the 40 Act. Trustees generally may be elected by the Trustees then in office and need not be elected by the shareholders unless after the election a majority of the Trustees would not have been elected by the shareholders. Should the election of a newly nominated candidate require a vote of the shareholders, all Trustees who had not been previously elected by the shareholders must also stand for election by the shareholders.

The Nominating Committee encourages shareholders to recommend candidates for its nomination to the office of Trustee. Shareholders may submit their recommendations by writing to any Independent Trustee or the Independent Trustees as a group at the address of the Trust. All recommendations will be considered by the Committee.

Nominees should possess at least a baccalaureate degree or have equivalent experience. Experience in business and financial matters is highly desirable. Of particular interest is experience as a personal investor in investment companys and other pooled investment vehicles were a fiduciary or similar duty of trust is owed by the sponsor to the investors.

When a vacancy occurs on the Board the Committee looks to the Trust's constituency for potential candidates and evaluates them against the above criteria. In addition the Committee assesses the potential nominees' ability and willingness to constructively participate in the deliberations of the Trustees and commit the time required to do so. All potential nominees are evaluated on the same basis regardless of the source of the recommendation.

For each nominee approved by the nominating committee (other than nominees who are executive officers or who are directors standing for re-election), the proxy card will state which one or more of the following categories of persons or entities recommended that nominee: security holder, non-management director, chief executive officer, other executive officer, third-party search firm, or other, specified source. The last category specifically includes a security holder, director, chief executive officer, other executive officer, or employee of the Trust's investment adviser, principal underwriter (if any), or any affiliated person of the investment adviser or principal underwriter (if any).

The Trust does not pay fees to any third party to identify, evaluate or assist in identifying or evaluating potential nominees.

If the Nominating Committee has received, by a date not later than the 120th calendar day before the date of the Trust's proxy statement released to security holders in connection with the previous year's annual meeting, a recommended nominee from a security holder that beneficially owned more than 5% of the Trust's voting common stock for at least one year as of the date the recommendation was made, or from a group of security holders that beneficially owned, in the aggregate, more than 5% of the Trust's voting common stock, with each of the securities used to calculate that ownership held for at least one year as of the date the recommendation was made, the Trust's current proxy statement will identify the candidate and the security holder or security holder group that recommended the candidate and disclose whether the Nominating Committee chose to nominate the candidate, provided, however, that no such identification or disclosure will be made without the written consent of both the security holder or security holder group and the candidate to be so identified.

                                       2


Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

(a) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                                    SIGNATURES
                                            [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CLEARWATER INVESTMENT TRUST
             -----------------------------------------------------------
By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: August 24, 2004
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       President

Date: August 24, 2004
      ------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and
Title)*/s/Philip W. Pascoe
       -------------------------------------------------------
       Philip W. Pascoe
       Treasurer

Date: August 24, 2004
      ------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature